Fidelity®
DestinySM
Portfolios:

Destiny I - Class N
Destiny II - Class N

Annual Report
September 30, 2000

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

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Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny I: Class N on September 30, 1990. As the chart shows, by September 30, 2000, the value of the investment would have grown to $55,847 - a 458.47% increase on the initial investment. For comparison, look at how the S&P 500 ® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $59,099 - a 490.99% increase.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-3.98%	89.78%	458.47%
S&P 500	13.28%	166.82%	490.99%
Lipper Growth Funds Average	26.19%	153.59%	475.51%

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-3.98%	13.67%	18.77%
$50/month 15-Year Plan	-52.01%	11.29%	18.16%
S&P 500	13.28%	21.69%	19.44%
Lipper Growth Funds Average	26.19%	19.89%	18.55%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,326 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2000, the one year, five year, and 10 year cumulative total returns for the large cap value funds average were, 17.80%, 148.49%, and 428.07%, respectively; and the one year, five year, and 10 year average annual total returns were 17.80%, 19.84%, and 17.89%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were, 20.47%, 153.64%, and 454.26%, respectively; and the one year, five year and 10 year average annual total returns were 20.47%, 20.11%, and 18.37%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class N on September 30, 1990. As the chart shows, by September 30, 2000, the value of the investment would have grown to $76,306 - a 663.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $59,099 - a 490.99% increase.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	19.13%	148.44%	663.06%
S&P 500	13.28%	166.82%	490.99%
Lipper Growth Funds Average	26.19%	153.59%	475.51%

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	19.13%	19.96%	22.53%
$50/month 15-Year Plan	-40.43%	17.46%	21.91%
S&P 500	13.28%	21.69%	19.44%
Lipper Growth Funds Average	26.19%	19.89%	18.55%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,326 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2000, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, 17.80%, 148.49%, and 428.07%, respectively; and the one year, five year, and 10 year average annual total returns were 17.80%, 19.84%, and 17.89%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were, 20.47%, 153.64%, and 454.26%, respectively; and the one year, five year and 10 year average annual total returns were 20.47%, 20.11%, and 18.37%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

For the most part, the rise and fall of the U.S. equity markets during the 12 months ending September 30, 2000, was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential in light of the Internet's accelerating power to reshape how businesses and consumers work and communicate. That euphoria reached its apex in mid-March, when the NASDAQ Composite Index - the bellwether benchmark for the technology sector - broke through the 5,000 point barrier, only four months after first crossing the 3,000 point threshold. But just days later, the tech sector began a 30% descent over a 10-week period. With the Federal Reserve Board continuing to hike interest rates, investors finally realized that technology stock valuations could not be sustained in the event of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, albeit to a lesser extent, as did the blue chips' proxy Dow Jones Industrial Average. Retreating from technology in droves, investors shifted their assets into segments of the market that traditionally perform better in a more moderate-growth economy, such as health care and energy. During the summer months, technology returned to favor to some extent, but investors generally targeted large, steady earnings growers, leaving smaller and more speculative tech stocks to flounder. But come September, more bad news was in store for technology, as the highest oil prices in a decade and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28%, and the NASDAQ gained 34.01%. Those numbers can be somewhat misleading, however; all three indexes had negative returns through the first nine months of 2000.

(Portfolio Manager photograph)
An interview with
Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. For the 12-month period that ended September 30, 2000, the fund's Class N shares returned -3.98%, trailing the Standard & Poor's 500 Index, which returned 13.28%. Fund performance also lagged the growth funds average tracked by Lipper Inc., which returned 26.19% during this same time frame.

Q. Why did the fund lag its benchmark and peer group during the past 12 months?

A. It had a lot to do with timing. Not owning enough technology stocks during their impressive run-up late in 1999 and early 2000 played a big part in the fund's underperformance. On top of that, shifting the fund's emphasis to growth stocks, particularly technology - at the expense of financial and cyclical, or economically sensitive, stocks - after taking over the fund in February left us overexposed to the sharp correction in the NASDAQ Composite Index during the spring. Investors collectively turned their backs on growth - despite a pair of short-lived rallies in June and August - and assumed a more defensive posture. Even though we owned a lot of the higher-quality larger-cap tech names, such as Cisco and Intel, during the second-half of the period, momentum for these stocks - along with much of their price appreciation - vanished as the market grew increasingly concerned about how a slowing economy would affect the earnings of tech firms. Since we didn't own as many of the smaller-cap tech stocks - a group that produced many of the period's finest performers - as our Lipper peers did on average, we lost ground on a competitive basis.

Q. What other factors influenced fund returns?

A. The fund's positioning in financial stocks dragged on performance. Growing euphoria surrounding tech stocks, coupled with steadily rising interest rates and increased competition, spelled trouble for large bank holdings such as FleetBoston early on in the period. Moreover, we paid the price for not increasing the fund's weighting in banks when the market fled for safety in mid-March. Having significant stakes in home loan financers Fannie Mae and Freddie Mac also hurt, as these issues wilted in the face of proposed legislation threatening to cut their lines of credit with the federal government. Not holding enough of the higher-growth financials, such as Citigroup and Morgan Stanley Dean Witter, which shined during the period, further widened the performance gap. Poor timing in terms of raising the fund's exposure to media stocks also worked against us. Cable stocks, such as Time Warner, struggled with rising rates and the emergence of satellite broadcasters that threatened cable's dominance over local service markets. Most media companies also suffered from concerns about a slowdown in advertising spending by dot-com companies. On a brighter note, the fund's underexposure to traditional incumbent telecommunications companies - namely AT&T - helped. Many of these issues fell in response to pricing pressures applied by new entrants in the consumer long-distance business.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. Could you mention some stocks that fared well and some others that didn't?

A. Sure. Hospital stocks, along with most areas of the health sector, offered a safe haven for jittery tech investors during the period. With Medicare and third-party reimbursements improving and balance sheets stabilizing, investors shrugged off fears of increased government regulation and bid up the prices of stocks such as HCA Healthcare. We also owned some biotechnology firms that performed well, most notably Human Genome, reflecting renewed enthusiasm for the industry following historic advances in gene research. Favorable energy prices resulting from supply shortages lifted stocks such as Calpine and Schlumberger. On the tech front, our emphasis on Internet infrastructure produced some big winners, including Juniper, EMC and Corning. However, we were punished for holding a number of disappointments, namely Microsoft, Philip Morris, Citrix, Texas Instruments and Motorola. The fund no longer held Citrix at the close of the period.

Q. What's your outlook?

A. The market remains volatile and extremely unforgiving, as seen in the recent declines of stocks that failed to beat the Street's earnings expectations. It's become as important as ever to own the stocks that are expected to make their numbers over not just the following quarter, but two to three quarters down the road. With that said, I'll continue to put a premium on earnings and maintain a focus on uncovering exciting new growth opportunities in the marketplace. By sticking with a balanced approach, which allows us to be aggressive and defensive at the same time, we should be able to smooth out some of the turbulence expected over the coming months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of September 30, 2000, more than $6.1 billion

Manager: Karen Firestone, since February 2000; manager, Fidelity Advisor Large Cap Stock Fund, since 1998; Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone reviews
her investment philosophy:

"I'm very revenue-growth oriented. I'm certainly more product and sales growth driven than I am guided by cost-control, turnaround and restructuring stories. The fund's former manager, George Vanderheiden, to his credit, had a keen eye for restructuring situations that would emerge over the long term, calling it right countless times during his career. In contrast, I'd say my success has been tied more to short-term results over the next product cycle, or the next year for that matter. I'm a big believer in certain sectors of the market, such as health and media, where I've seen growth work throughout the years. So, my bias has been and will continue to be toward growth, but I overlay some valuation parameters on it. I'm just not willing to pay any price for growth; there are constraints. Comparatively, I'd say that George's tolerance level was even lower than mine in that regard, which is perfectly reasonable. But, even though we share a similar aversion to inordinate risk, I'm willing to pay a little bit more for a stock if I feel that the growth is coming with it.

"During the period's volatility, I stayed the course with many of the fund's technology and media holdings that suffered significant losses. I simply couldn't justify selling stocks that I believed in and whose long-term prospects were solid, and then replace them with unknown commodities. Many of the stocks that declined were purchased at a time when there was a lot of euphoria in the market and prices were unusually high. So I have little choice but to be patient and wait for them to come back. Of course, in hindsight, I wish I had delayed making any significant changes to the portfolio until around May, which would have helped us avoid this problem to begin with. Unfortunately, as many investors know too well, it's not that easy to predict when the market will turn."

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

For the most part, the rise and fall of the U.S. equity markets during the 12 months ending September 30, 2000, was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential in light of the Internet's accelerating power to reshape how businesses and consumers work and communicate. That euphoria reached its apex in mid-March, when the NASDAQ Composite Index - the bellwether benchmark for the technology sector - broke through the 5,000 point barrier, only four months after first crossing the 3,000 point threshold. But just days later, the tech sector began a 30% descent over a 10-week period. With the Federal Reserve Board continuing to hike interest rates, investors finally realized that technology stock valuations could not be sustained in the event of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, albeit to a lesser extent, as did the blue chips' proxy Dow Jones Industrial Average. Retreating from technology in droves, investors shifted their assets into segments of the market that traditionally perform better in a more moderate-growth economy, such as health care and energy. During the summer months, technology returned to favor to some extent, but investors generally targeted large, steady earnings growers, leaving smaller and more speculative tech stocks to flounder. But come September, more bad news was in store for technology, as the highest oil prices in a decade and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28%, and the NASDAQ gained 34.01%. Those numbers can be somewhat misleading, however; all three indexes had negative returns through the first nine months of 2000.

(Portfolio Manager photograph)
Note to shareholders: Adam Hetnarski became Portfolio Manager of
Destiny II on June 1, 2000.

Q. How did the fund perform, Adam?

A. For the 12-month period that ended September 30, 2000, the fund's Class N shares returned 19.13%. The fund outperformed the 13.28% return of the Standard & Poor's 500 Index, but lagged the Lipper growth funds average, which returned 26.19%.

Q. What helped the fund outperform the index during the past year?

A. The fund's overweighted position in technology - a sector that experienced tremendous gains during the first half of the period - was the biggest factor in its strong performance relative to the S&P index. Out-of-benchmark holdings in stocks such as Juniper Networks, i2 Technologies, Nokia and Ariba, the last three of which were added to the fund during the second quarter of 2000, helped significantly. Stock selection in the health care sector, particularly out-of-benchmark biotechnology holdings Human Genome and Genentech, also boosted returns. Additionally, the fund's underweighted position in some large-cap stocks that did poorly - namely Microsoft, Lucent, AT&T and Samsung - enhanced performance. The fund suffered from not owning enough of certain stocks that performed well, such as Oracle and Nortel, while owning too much of others that declined, such as Lexmark and Dell.

Q. What adjustments did you make to the fund since taking over in June?

A. I reduced technology, utilities and international holdings. During this repositioning, I also reduced the number of stocks to roughly 150 names from more than 200. In technology, I reduced the fund's stake in the sector because I didn't want to make that big of a bet in an area where fundamentals were decelerating. I also reduced or eliminated some technology stocks and replaced them with others I felt more strongly about - such as Ariba, a leading business-to-business e-commerce network services provider. In the utilities sector, I reduced exposure to wireless cellular carriers, given the higher-than-expected costs to obtain new spectrum licensing and increased levels of subscriber churn - or customers switching carriers. I also positioned the fund to take advantage of the increased use of wireless technology via stock selection in companies such as - Aether Systems - that are developing software platforms to harness the next generation of wireless transmission. I reduced our international exposure due to slowing economies and the declining value of the euro. Names such as Samsung Electronics, Vodafone AirTouch and Hutchison Whampoa were either significantly reduced or eliminated from the fund. Elsewhere, I boosted the fund's holdings of financial stocks. I felt the slowing of the economy and a diminished threat of interest-rate hikes presented a more positive environment for these stocks. Finally, my repositioning also caused the fund to own more small- and mid-cap stocks with higher growth prospects, such as Juniper.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview - continued

Q. What specific stocks worked well for the fund?

A. General Electric was a top performer. Investors seeking less risk during volatile market conditions embraced General Electric's steady growth. Most of the fund's top performers came from the technology sector. Data storage provider EMC, Sun Microsystems and Ariba all performed well due to their strategic positioning in the development of the Internet's architecture.

Q. What stocks disappointed?

A. Holdings in the personal computer (PC) area hurt the fund, as a result of slower-than-expected demand. Printer manufacturer Lexmark experienced problems executing its business model and suffered a slowdown in corporate orders for laser printers. Worldwide PC leader Dell pre-announced a third-quarter profit warning in September, which hurt its stock.

Q. What's your outlook, Adam?

A. Despite the recent pullback in technology stocks, I'm optimistic that this sector is going to perform well, both in the short and long term - hence the fund's large weighting in that area. At the end of the period, there was some overcapacity in the telecommunications space and in the semiconductor industry, but I think the demand for new and better technology is increasing, not decreasing. When I walk around the city, for instance, I see more and more people with the latest wireless handsets and the latest personal digital assistants (PDAs). Turning to the economy, I believe that interest rates have peaked and that the economic slowdown will bottom out, potentially delivering a strong period for the market during the next six months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of September 30, 2000, more than $6.2 billion

Manager: Adam Hetnarski, since June 2000; manager, Contrafund II, since February 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on the personal computer market:

"Despite recent warnings of slower growth, I believe that PC unit growth is going to accelerate over the next two years. Entering 2000, the market expected annual growth in the range of 15%-18%. At the end of the third quarter, unit growth appears to be between 13%-15%. I believe that much of the perceived slowdown is actually an oversupply problem and not as dire of a demand issue as it first appeared.

"Going forward, I think PC unit growth will accelerate due to increasing demand. In the first half of 2001, I expect to see a significant replacement cycle when Microsoft's new operating system - Windows 2000 - gains momentum. The new Windows 2000 product requires a faster processor than previous Microsoft operating systems, which could force a percentage of users to upgrade their hardware - or PCs - if they want access to the new operating system and new applications.

"For most of the past year, systems departments within corporations have been evaluating Windows 2000, making sure the operating system functions smoothly within each organization. As more systems managers become satisfied with its functionality and begin deploying the operating system throughout their companies, I expect them to purchase additional hardware to run it. That said, I don't think the majority of corporations reached an adequate level of comfort with Windows 2000 through the third quarter of this year, but those perceptions should begin to change in the next six months."

Annual Report

Investment Changes

Top Ten Equity Holdings - Destiny I

as of September 30, 2000	as of March 31, 2000
General Electric Co.	Cisco Systems, Inc.
Cisco Systems, Inc.	Microsoft Corp.
Intel Corp.	Intel Corp.
Pfizer, Inc.	General Electric Co.
Microsoft Corp.	Fannie Mae
Fannie Mae	Lucent Technologies, Inc.
EMC Corp.	Texas Instruments, Inc.
Merck & Co., Inc.	Home Depot, Inc.
Wal-Mart Stores, Inc.	Wal-Mart Stores, Inc.
Sun Microsystems, Inc.	Bristol-Myers Squibb Co.

Top Ten Equity Holdings - Destiny II

as of September 30, 2000	as of March 31, 2000
General Electric Co.	General Electric Co.
Cisco Systems, Inc.	Cisco Systems, Inc.
Fannie Mae	Microsoft Corp.
Microsoft Corp.	Texas Instruments, Inc.
EMC Corp.	Chase Manhattan Corp.
Exxon Mobil Corp.	Nokia AB sponsored ADR
Bristol-Myers Squibb Co.	Home Depot, Inc.
Freddie Mac	Sun Microsystems, Inc.
Viacom, Inc. Class B (non-vtg.)	American Express Co.
Dell Computer Corp.	Warner-Lambert Co.

Top Five Market Sectors - Destiny I

as of September 30, 2000	% of fund's net assets	as of March 31, 2000	% of fund's net assets
Technology	34.0%	Technology	40.8%
Health	16.2%	Health	11.3%
Finance	10.8%	Media & Leisure	10.1%
Media & Leisure	9.2%	Finance	10.0%
Industrial Machinery & Equipment	7.2%	Industrial Machinery & Equipment	6.7%

Top Five Market Sectors - Destiny II

as of September 30, 2000	% of fund's net assets	as of March 31, 2000	% of fund's net assets
Technology	34.9%	Technology	37.1%
Finance	13.8%	Utilities	12.2%
Health	12.1%	Finance	11.0%
Industrial Machinery & Equipment	7.6%	Media & Leisure	8.6%
Energy	6.5%	Health	8.0%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.6%
Rockwell International Corp.	504,800	$ 15,270,200
United Technologies Corp.	320,400	22,187,700
TOTAL AEROSPACE & DEFENSE		37,457,900
BASIC INDUSTRIES - 0.3%
Chemicals & Plastics - 0.2%
Union Carbide Corp.	288,800	10,902,200
Packaging & Containers - 0.1%
Tupperware Corp.	481,450	8,666,100
TOTAL BASIC INDUSTRIES		19,568,300
DURABLES - 1.0%
Consumer Durables - 0.3%
Minnesota Mining & Manufacturing Co.	178,200	16,238,475
Consumer Electronics - 0.7%
Sony Corp. sponsored ADR	250,900	25,325,219
The Swatch Group AG (Reg.)	69,700	20,590,246
		45,915,465
TOTAL DURABLES		62,153,940
ENERGY - 4.7%
Energy Services - 2.8%
Global Marine, Inc. (a)	516,000	15,931,500
Halliburton Co.	833,100	40,769,831
Noble Drilling Corp. (a)	791,700	39,782,925
Schlumberger Ltd. (NY Shares)	878,700	72,327,994
		168,812,250
Oil & Gas - 1.9%
Chevron Corp.	327,700	27,936,425
Devon Energy Corp.	507,100	30,502,065
Exxon Mobil Corp.	664,900	59,259,213
		117,697,703
TOTAL ENERGY		286,509,953
FINANCE - 10.8%
Banks - 1.5%
FleetBoston Financial Corp.	1,169,869	45,624,891
Mellon Financial Corp.	540,000	25,042,500
State Street Corp.	181,500	23,595,000
		94,262,391
Credit & Other Finance - 2.4%
American Express Co.	885,400	53,788,050
Citigroup, Inc.	1,697,366	91,763,849
		145,551,899

	Shares	Value (Note 1)
Federal Sponsored Credit - 3.1%
Fannie Mae	1,994,400	$ 142,599,600
Freddie Mac	890,100	48,121,031
		190,720,631
Insurance - 2.8%
American International Group, Inc.	1,106,364	105,865,205
MetLife, Inc.	1,623,500	42,515,406
The Chubb Corp.	250,500	19,820,813
		168,201,424
Securities Industry - 1.0%
Charles Schwab Corp.	695,100	24,676,050
Morgan Stanley Dean Witter & Co.	289,100	26,434,581
Nomura Securities Co. Ltd.	520,000	11,297,032
		62,407,663
TOTAL FINANCE		661,144,008
HEALTH - 16.2%
Drugs & Pharmaceuticals - 13.2%
Alkermes, Inc. (a)	278,800	10,768,650
Amgen, Inc. (a)	690,600	48,223,303
Andrx Corp. - Andrx Group (a)	230,700	21,541,613
ARIAD Pharmaceuticals, Inc. (a)	518,900	6,518,681
ArQule, Inc. (a)	10,900	185,981
Bristol-Myers Squibb Co.	1,757,700	100,408,613
Cambridge Antibody Technology Group PLC (a)	209,800	12,450,497
Eli Lilly & Co.	658,600	53,428,925
Geneva Proteomics (c)	262,000	1,441,000
Human Genome Sciences, Inc. (a)	66,800	11,564,750
ImClone Systems, Inc. (a)	144,200	16,880,413
Merck & Co., Inc.	1,659,000	123,491,813
Millennium Pharmaceuticals, Inc. (a)	174,800	25,531,725
Mylan Laboratories, Inc.	785,000	21,145,938
PE Corp. - Celera Genomics Group (a)	217,200	21,638,550
Pfizer, Inc.	3,986,725	179,153,455
Protein Design Labs, Inc. (a)	165,000	19,882,500
Schering-Plough Corp.	1,776,400	82,602,600
Shire Pharmaceuticals Group PLC ADR (a)	281,700	14,542,763
Vertex Pharmaceuticals, Inc. (a)	168,700	14,255,150
Watson Pharmaceuticals, Inc. (a)	330,500	21,441,188
		807,098,108
Medical Equipment & Supplies - 1.8%
Johnson & Johnson	458,700	43,089,131
Medtronic, Inc.	1,121,000	58,081,813
Novoste Corp. (a)	278,700	11,844,750
		113,015,694
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Facilities Management - 1.2%
HCA - The Healthcare Co.	1,081,000	$ 40,132,125
Tenet Healthcare Corp.	838,330	30,494,254
		70,626,379
TOTAL HEALTH		990,740,181
INDUSTRIAL MACHINERY & EQUIPMENT - 7.2%
Electrical Equipment - 6.8%
Emerson Electric Co.	430,900	28,870,300
General Electric Co.	6,398,900	369,136,531
Omron Corp.	553,000	14,544,559
		412,551,390
Industrial Machinery & Equipment - 0.4%
Illinois Tool Works, Inc.	171,900	9,604,913
Ingersoll-Rand Co.	469,900	15,917,863
		25,522,776
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		438,074,166
MEDIA & LEISURE - 9.2%
Broadcasting - 4.9%
AT&T Corp. - Liberty Media Group Class A (a)	1,653,584	29,764,512
Carlton Communications PLC	981,333	7,639,513
Comcast Corp. Class A (special) (a)	1,016,300	41,604,781
Cox Communications, Inc. Class A (a)	760,700	29,096,775
EchoStar Communications Corp. Class A (a)	455,590	24,032,373
Grupo Televisa SA de CV sponsored GDR	588,400	33,943,325
Infinity Broadcasting Corp. Class A (a)	360,300	11,889,900
Pegasus Communications Corp. (a)	340,750	16,462,484
RTL Group	157,345	17,044,872
Time Warner, Inc.	787,600	61,629,700
Univision Communications, Inc. Class A (a)	711,000	26,573,625
		299,681,860
Entertainment - 3.5%
Fox Entertainment Group, Inc. Class A (a)	925,200	24,517,800
MGM Mirage, Inc.	685,300	26,169,894
Ticketmaster Online CitySearch, Inc. Class B (a)	532,400	9,017,525
Viacom, Inc. Class B (non-vtg.) (a)	880,165	51,489,653
Walt Disney Co.	2,649,300	101,335,725
		212,530,597
Publishing - 0.6%
The New York Times Co. Class A	955,200	37,551,300

	Shares	Value (Note 1)
Restaurants - 0.2%
McDonald's Corp.	459,600	$ 13,874,175
TOTAL MEDIA & LEISURE		563,637,932
NONDURABLES - 5.3%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	966,200	40,882,338
Heineken NV	391,700	21,768,904
The Coca-Cola Co.	1,761,500	97,102,688
		159,753,930
Foods - 0.6%
Quaker Oats Co.	502,700	39,776,138
Household Products - 1.2%
Clorox Co.	37,800	1,495,463
Gillette Co.	842,100	25,999,838
Luxottica Group Spa sponsored ADR	574,200	9,258,975
Procter & Gamble Co.	581,300	38,947,100
		75,701,376
Tobacco - 0.9%
Philip Morris Companies, Inc.	1,787,200	52,610,700
TOTAL NONDURABLES		327,842,144
RETAIL & WHOLESALE - 4.6%
Drug Stores - 0.1%
CVS Corp.	94,000	4,353,375
General Merchandise Stores - 2.5%
Costco Wholesale Corp. (a)	158,100	5,523,619
Kohls Corp. (a)	504,400	29,097,575
Target Corp.	235,800	6,042,375
Wal-Mart Stores, Inc.	2,356,400	113,401,750
		154,065,319
Retail & Wholesale, Miscellaneous - 2.0%
Best Buy Co., Inc. (a)	302,750	19,262,469
Home Depot, Inc.	1,913,400	101,529,788
		120,792,257
TOTAL RETAIL & WHOLESALE		279,210,951
SERVICES - 1.0%
Advertising - 1.0%
DoubleClick, Inc. (a)	304,900	9,756,800
TMP Worldwide, Inc. (a)	309,300	24,898,650
WPP Group PLC sponsored ADR	465,800	27,627,763
		62,283,213
TECHNOLOGY - 34.0%
Communications Equipment - 5.7%
Cisco Systems, Inc. (a)	4,705,800	259,995,450
Corning, Inc.	143,400	42,589,800
Lucent Technologies, Inc.	438,100	13,389,431
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.	394,300	$ 23,485,494
UTStarcom, Inc.	535,200	11,205,750
		350,665,925
Computer Services & Software - 9.1%
Affymetrix, Inc. (a)	377,000	18,802,875
Amazon.com, Inc. (a)	336,500	12,934,219
America Online, Inc. (a)	1,302,600	70,014,750
Automatic Data Processing, Inc.	1,180,400	78,939,250
BEA Systems, Inc. (a)	218,200	16,992,325
Cadence Design Systems, Inc. (a)	809,900	20,804,306
CNET Networks, Inc. (a)	496,000	12,082,250
First Data Corp.	277,000	10,820,313
Microsoft Corp. (a)	2,557,600	154,255,250
Oracle Corp. (a)	657,600	51,786,000
Synopsys, Inc. (a)	134,800	5,105,550
VeriSign, Inc. (a)	220,100	44,584,006
VERITAS Software Corp. (a)	214,500	30,459,000
Yahoo!, Inc. (a)	348,200	31,686,200
		559,266,294
Computers & Office Equipment - 9.9%
Brocade Communications Systems, Inc. (a)	53,900	12,720,400
CDW Computer Centers, Inc. (a)	337,200	23,266,800
Comdisco, Inc.	216,400	4,125,125
Compaq Computer Corp.	1,049,700	28,950,726
Dell Computer Corp. (a)	1,486,500	45,802,781
EMC Corp. (a)	1,378,000	136,594,250
Extreme Networks, Inc. (a)	86,700	9,927,150
Gateway, Inc. (a)	267,000	12,482,250
Hewlett-Packard Co.	413,500	40,109,500
International Business Machines Corp.	941,600	105,930,000
Juniper Networks, Inc. (a)	153,100	33,519,331
Lexmark International Group, Inc. Class A (a)	271,300	10,173,750
Palm, Inc.	540,000	28,586,250
Sun Microsystems, Inc. (a)	931,400	108,740,950
Symbol Technologies, Inc.	129,800	4,664,688
		605,593,951
Electronic Instruments - 1.2%
Agilent Technologies, Inc.	290,005	14,192,120
Applied Materials, Inc. (a)	308,800	18,315,700
Kudelski SA (a)	8,850	13,558,996

	Shares	Value (Note 1)
LAM Research Corp. (a)	859,600	$ 17,997,875
Novellus Systems, Inc. (a)	236,400	11,007,375
		75,072,066
Electronics - 8.1%
Altera Corp. (a)	464,400	22,175,100
Analog Devices, Inc. (a)	356,500	29,433,531
Chartered Semiconductor Manufacturing Ltd. ADR	292,900	17,775,369
GlobeSpan, Inc. (a)	223,300	27,242,600
Intel Corp.	4,525,100	188,074,469
International Rectifier Corp. (a)	249,900	12,635,569
JDS Uniphase Corp. (a)	318,000	30,110,625
Linear Technology Corp.	251,700	16,297,575
LSI Logic Corp. (a)	425,200	12,437,100
Micron Technology, Inc. (a)	281,340	12,941,640
Motorola, Inc.	732,100	20,681,825
PMC-Sierra, Inc. (a)	51,800	11,149,950
SDL, Inc. (a)	45,900	14,197,444
Texas Instruments, Inc.	1,646,900	77,713,094
		492,865,891
TOTAL TECHNOLOGY		2,083,464,127
TRANSPORTATION - 0.2%
Trucking & Freight - 0.2%
United Parcel Service, Inc. Class B	230,300	12,983,163
UTILITIES - 2.6%
Cellular - 0.9%
QUALCOMM, Inc. (a)	269,200	19,180,500
Sprint Corp. - PCS Group Series 1 (a)	450,800	15,806,175
Vodafone Group PLC	5,973,984	22,103,781
		57,090,456
Electric Utility - 0.8%
AES Corp. (a)	287,900	19,721,150
Calpine Corp. (a)	294,100	30,696,688
		50,417,838
Telephone Services - 0.9%
AT&T Corp.	335,178	9,845,854
DDI Corp.	1,059	6,951,003
McLeodUSA, Inc. Class A (a)	682,300	9,765,419
Metromedia Fiber Network, Inc. Class A (a)	547,000	13,298,938
Qwest Communications International, Inc. (a)	270,900	13,020,131
		52,881,345
TOTAL UTILITIES		160,389,639
TOTAL COMMON STOCKS (Cost $5,179,064,482)		5,985,459,617
Cash Equivalents - 3.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.60% (b) (Cost $239,922,694)	239,922,694	$ 239,922,694

TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,418,987,176)		6,225,382,311
NET OTHER ASSETS - (1.6)%		(101,028,082)
NET ASSETS - 100%		$ 6,124,354,229
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 1,441,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,375,176,143 and $9,687,929,601, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $513,842,688, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,441,000 or 0.0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $131,799,001. The fund received cash collateral of $140,470,800 which was invested in cash equivalents.

Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $5,318,034,092. Net unrealized appreciation aggregated $907,348,219, of which $1,455,155,384 related to appreciated investment securities and $547,807,165 related to depreciated investment securities.

The fund hereby designates approximately $942,283,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

September 30, 2000
Assets
Investment in securities, at value (cost $5,418,987,176) - See accompanying schedule		$ 6,225,382,311
Receivable for investments sold		129,548,835
Receivable for fund shares sold		432,914
Dividends receivable		4,575,392
Interest receivable		1,248,116
Other receivables		39,007
Total assets		6,361,226,575
Liabilities
Payable for investments purchased	$ 92,895,859
Payable for fund shares redeemed	1,615,142
Accrued management fee	1,213,075
Distribution fees payable	648
Other payables and accrued expenses	676,822
Collateral on securities loaned, at value	140,470,800
Total liabilities		236,872,346
Net Assets		$ 6,124,354,229
Net Assets consist of:
Paid in capital		$ 4,205,152,065
Undistributed net investment income		26,831,597
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,086,012,042
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		806,358,525
Net Assets		$ 6,124,354,229
Class O: Net Asset Value, offering price and redemption price per share ($6,121,272,877 ÷ 277,066,914 shares)		$22.09
Class N: Net Asset Value, offering price and redemption price per share ($3,081,352 ÷ 140,733 shares)		$21.90

Statement of Operations

	Year ended September 30, 2000
Investment Income Dividends		$ 51,610,297
Interest		20,719,388
Security lending		858,474
Total income		73,188,159
Expenses
Management fee Basic fee	$ 29,697,889
Performance adjustment	(13,259,333)
Transfer agent fees	427,389
Distribution fees	3,366
Accounting and security lending fees	807,517
Non-interested trustees' compensation	25,229
Custodian fees and expenses	231,786
Registration fees	26,826
Audit	50,169
Legal	18,860
Interest	3,396
Miscellaneous	39,127
Total expenses before reductions	18,072,221
Expense reductions	(1,618,145)	16,454,076
Net investment income		56,734,083
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,114,577,420
Foreign currency transactions	(230,884)	1,114,346,536
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,365,920,944)
Assets and liabilities in foreign currencies	(39,517)	(1,365,960,461)
Net gain (loss)		(251,613,925)
Net increase (decrease) in net assets resulting from operations		$ (194,879,842)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 56,734,083	$ 111,568,555
Net realized gain (loss)	1,114,346,536	979,781,946
Change in net unrealized appreciation (depreciation)	(1,365,960,461)	90,347,540
Net increase (decrease) in net assets resulting from operations	(194,879,842)	1,181,698,041
Distributions to shareholders From net investment income	(114,858,565)	(105,484,207)
From net realized gain	(897,912,414)	(544,915,685)
Total distributions	(1,012,770,979)	(650,399,892)
Share transactions - net increase (decrease)	354,594,496	240,053,910
Total increase (decrease) in net assets	(853,056,325)	771,352,059
Net Assets
Beginning of period	6,977,410,554	6,206,058,495
End of period (including undistributed net investment income of $26,831,597 and $88,705,313, respectively)	$ 6,124,354,229	$ 6,977,410,554

Financial Highlights - Class O

Years ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.54	$ 24.58	$ 25.08	$ 20.41	$ 18.78
Income from Investment Operations
Net investment income	.20 C	.42 C	.44 C	.49 C	.45
Net realized and unrealized gain (loss)	(.77)	4.13	1.56	6.36	2.42
Total from investment operations	(.57)	4.55	2.00	6.85	2.87
Less Distributions
From net investment income	(.44)	(.42)	(.47)	(.45)	(.43)
From net realized gain	(3.44)	(2.17)	(2.03)	(1.73)	(.81)
Total distributions	(3.88)	(2.59)	(2.50)	(2.18)	(1.24)
Net asset value, end of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Total Return A, B	(3.23)%	18.99%	8.72%	36.29%	16.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742	$ 4,565,482
Ratio of expenses to average net assets	.27%	.32%	.33%	.39%	.65%
Ratio of expenses to average net assets after expense reductions	.25% D	.31% D	.33%	.38% D	.65%
Ratio of net investment income to average net assets	.85%	1.55%	1.71%	2.20%	2.40%
Portfolio turnover	145%	36%	27%	32%	42%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Financial Highlights - Class N

Years ended September 30,	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.01)	.08
Net realized and unrealized gain (loss)	(.74)	(1.39) G
Total from investment operations	(.75)	(1.31)
Less Distributions
From net investment income	(.36)	-
From net realized gain	(3.44)	-
Total distributions	(3.80)	-
Net asset value, end of period	$ 21.90	$ 26.45
Total Return B, C	(3.98)%	(4.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,081	$ 256
Ratio of expenses to average net assets	1.14%	1.18% A
Ratio of expenses to average net assets after expense reductions	1.12% E	1.17% A, E
Ratio of net investment income (loss) to average net assets	(.02)%	.68% A
Portfolio turnover	145%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

G The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.4%
Ship Building & Repair - 0.4%
General Dynamics Corp.	367,600	$ 23,089,875
BASIC INDUSTRIES - 0.5%
Iron & Steel - 0.1%
Bethlehem Steel Corp. (a)	2,000,000	6,000,000
Metals & Mining - 0.4%
Martin Marietta Materials, Inc.	625,000	23,925,000
TOTAL BASIC INDUSTRIES		29,925,000
CONSTRUCTION & REAL ESTATE - 1.1%
Building Materials - 0.2%
Florida Rock Industries, Inc.	375,700	14,816,669
Construction - 0.5%
D.R. Horton, Inc.	600,000	10,312,500
Lennar Corp.	700,000	20,781,250
		31,093,750
Real Estate Investment Trusts - 0.4%
Pinnacle Holdings, Inc. (a)	900,500	23,975,813
TOTAL CONSTRUCTION & REAL ESTATE		69,886,232
DURABLES - 0.2%
Consumer Electronics - 0.2%
Sony Corp.	100,000	10,093,750
ENERGY - 6.5%
Energy Services - 2.2%
BJ Services Co. (a)	300,000	18,337,500
Halliburton Co.	700,000	34,256,250
Nabors Industries, Inc. (a)	600,000	31,440,000
Noble Drilling Corp. (a)	900,000	45,225,000
Weatherford International, Inc.	300,000	12,900,000
		142,158,750
Oil & Gas - 4.3%
BP Amoco PLC sponsored ADR	307,812	16,314,036
Cabot Oil & Gas Corp. Class A	775,600	15,802,850
Cooper Cameron Corp. (a)	165,000	12,158,438
Exxon Mobil Corp.	1,949,766	173,772,895
Grant Prideco, Inc. (a)	349,500	7,667,156
Royal Dutch Petroleum Co. (NY Shares)	700,000	41,956,250
		267,671,625
TOTAL ENERGY		409,830,375
FINANCE - 13.6%
Banks - 1.4%
Bank of New York Co., Inc.	625,040	35,041,305
Bank One Corp.	1,400,000	54,075,000
		89,116,305

	Shares	Value (Note 1)
Credit & Other Finance - 2.4%
American Express Co.	1,600,000	$ 97,200,000
Citigroup, Inc.	999,933	54,058,878
		151,258,878
Federal Sponsored Credit - 6.1%
Fannie Mae	3,250,000	232,375,000
Freddie Mac	2,765,000	149,482,813
		381,857,813
Insurance - 2.6%
AFLAC, Inc.	320,200	20,512,813
AMBAC Financial Group, Inc.	300,000	21,975,000
American International Group, Inc.	1,282,981	122,765,244
		165,253,057
Securities Industry - 1.1%
Bear Stearns Companies, Inc.	175,000	11,025,000
Daiwa Securities Group, Inc.	2,377,000	27,841,905
Nikko Securities Co. Ltd.	3,114,000	27,636,497
		66,503,402
TOTAL FINANCE		853,989,455
HEALTH - 12.1%
Drugs & Pharmaceuticals - 10.8%
Amgen, Inc. (a)	335,200	23,406,388
Bristol-Myers Squibb Co.	3,000,872	171,424,813
Decode Genetics, Inc.	250,100	6,424,444
Eli Lilly & Co.	1,500,000	121,687,500
Genentech, Inc. (a)	275,000	51,064,063
Geneva Proteomics (f)	255,000	1,402,500
Human Genome Sciences, Inc. (a)	225,000	38,953,125
Immunex Corp. (a)	825,000	35,887,500
Pfizer, Inc.	1,624,975	73,022,314
Schering-Plough Corp.	2,163,000	100,579,500
Vertex Pharmaceuticals, Inc. (a)	200,000	16,900,000
Watson Pharmaceuticals, Inc. (a)	500,000	32,437,500
		673,189,647
Medical Equipment & Supplies - 1.3%
Biomet, Inc.	915,325	32,036,375
Cardinal Health, Inc.	569,954	50,262,818
		82,299,193
TOTAL HEALTH		755,488,840
INDUSTRIAL MACHINERY & EQUIPMENT - 7.6%
Electrical Equipment - 6.4%
Alcatel SA sponsored ADR	685,000	43,069,375
Furukawa Electric Co. Ltd.	300,000	8,278,635
General Electric Co.	6,032,000	347,970,990
		399,319,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - 1.2%
Caterpillar, Inc.	1,125,000	$ 37,968,750
Tyco International Ltd.	700,000	36,312,500
		74,281,250
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		473,600,250
MEDIA & LEISURE - 5.6%
Broadcasting - 2.0%
AT&T Corp. - Liberty Media Group Class A (a)	699,984	12,599,712
Clear Channel Communications, Inc. (a)	500,000	28,250,000
Grupo Televisa SA de CV sponsored GDR	650,000	37,496,875
Infinity Broadcasting Corp. Class A (a)	1,150,000	37,950,000
Radio One, Inc. Class D (non-vtg.) (a)	129,700	916,006
Time Warner, Inc.	129,962	10,169,527
		127,382,120
Entertainment - 2.5%
MGM Mirage, Inc.	700,000	26,731,250
Viacom, Inc. Class B (non-vtg.) (a)	2,201,030	128,760,255
		155,491,505
Publishing - 1.1%
McGraw-Hill Companies, Inc.	1,050,000	66,740,625
TOTAL MEDIA & LEISURE		349,614,250
NONDURABLES - 5.4%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	1,550,000	65,584,375
The Coca-Cola Co.	1,250,000	68,906,250
		134,490,625
Foods - 1.1%
Keebler Foods Co.	300,000	12,600,000
Quaker Oats Co.	700,000	55,387,500
		67,987,500
Tobacco - 2.2%
Philip Morris Companies, Inc.	3,000,000	88,312,500
RJ Reynolds Tobacco Holdings, Inc.	550,000	17,737,500
UST, Inc.	1,250,000	28,593,750
		134,643,750
TOTAL NONDURABLES		337,121,875
PRECIOUS METALS - 0.2%
Homestake Mining Co.	2,866,600	14,870,488
RETAIL & WHOLESALE - 2.6%
Apparel Stores - 0.4%
Abercrombie & Fitch Co. Class A (a)	1,500,000	28,593,750

	Shares	Value (Note 1)
General Merchandise Stores - 0.9%
Kohls Corp. (a)	200,000	$ 11,537,500
Wal-Mart Stores, Inc.	950,800	45,757,250
		57,294,750
Retail & Wholesale, Miscellaneous - 1.3%
eToys, Inc. (a)	100,000	534,375
Home Depot, Inc.	1,474,950	78,264,534
		78,798,909
TOTAL RETAIL & WHOLESALE		164,687,409
SERVICES - 0.3%
Advertising - 0.3%
Omnicom Group, Inc.	300,000	21,881,250
TECHNOLOGY - 34.8%
Communications Equipment - 5.5%
Ciena Corp. (a)	120,000	14,737,500
Cisco Systems, Inc. (a)	4,915,000	271,553,750
Nokia AB sponsored ADR	1,250,000	49,765,625
Telefonaktiebolaget LM Ericsson sponsored ADR	575,000	8,517,188
		344,574,063
Computer Services & Software - 16.1%
Aether Systems, Inc.	330,000	34,815,000
Affymetrix, Inc. (a)	250,000	12,468,750
Amazon.com, Inc. (a)	600,000	23,062,500
Ariba, Inc. (a)	840,000	120,343,125
BEA Systems, Inc. (a)	678,100	52,807,038
BMC Software, Inc. (a)	350,000	6,693,750
Cadence Design Systems, Inc. (a)	1,690,600	43,427,288
Computer Associates International, Inc.	950,000	23,928,125
i2 Technologies, Inc. (a)	555,000	103,819,688
Internap Network Services Corp.	894,100	28,890,606
Interwoven, Inc.	185,000	20,916,563
Intuit, Inc. (a)	771,800	43,992,600
J.D. Edwards & Co. (a)	250,000	6,468,750
Microsoft Corp. (a)	3,600,000	217,125,000
NaviSite, Inc.	60,400	1,627,025
Oracle Corp. (a)	425,000	33,468,750
Phone.com, Inc. (a)	220,000	24,997,500
Software.com, Inc. (a)	277,400	50,330,763
VERITAS Software Corp. (a)	895,700	127,189,400
Vignette Corp. (a)	773,300	23,102,338
Yahoo!, Inc. (a)	75,000	6,825,000
		1,006,299,559
Computers & Office Equipment - 11.3%
Apple Computer, Inc. (a)	376,400	9,692,300
Comdisco, Inc.	347,700	6,628,031
Dell Computer Corp. (a)	4,175,000	128,642,188
EMC Corp. (a)	1,800,000	178,425,000
Hutchinson Technology, Inc. (a)	600,000	12,637,500
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Ingram Micro, Inc. Class A (a)	2,500,000	$ 34,375,000
International Business Machines Corp.	252,000	28,350,000
Juniper Networks, Inc. (a)	365,000	79,912,188
Lexmark International Group, Inc. Class A (a)	1,625,000	60,937,500
Maxtor Corp. (a)	2,280,000	23,940,000
Network Appliance, Inc. (a)	50,000	6,368,750
Sun Microsystems, Inc. (a)	1,030,600	120,322,550
Western Digital Corp. (a)	2,750,000	16,156,250
		706,387,257
Electronics - 1.9%
Analog Devices, Inc. (a)	250,000	20,640,625
Flextronics International Ltd. (a)	124,941	10,260,780
Intel Corp.	127,000	5,278,438
Micron Technology, Inc. (a)	150,000	6,900,000
Mitsubishi Electric Corp.	2,000,000	16,548,026
Sanmina Corp. (a)	185,000	17,320,625
Solectron Corp. (a)	239,984	11,069,262
Texas Instruments, Inc.	675,000	31,851,563
		119,869,319
TOTAL TECHNOLOGY		2,177,130,198
UTILITIES - 4.2%
Cellular - 2.2%
AT&T Corp. - Wireless Group	300,000	6,262,500
China Mobile (Hong Kong) Ltd. (a)	2,000,000	12,974,999
SBA Communications Corp. Class A (a)	844,800	35,428,800
Sprint Corp. - PCS Group Series 1 (a)	850,000	29,803,125
Tritel, Inc. Class A	480,600	6,878,588
Vodafone Group PLC sponsored ADR	821,300	30,388,100
VoiceStream Wireless Corp. (a)	149,100	17,304,919
		139,041,031
Electric Utility - 0.9%
AES Corp. (a)	800,000	54,800,000
Gas - 0.7%
Dynegy, Inc. Class A	847,404	48,302,028
Telephone Services - 0.4%
Metromedia Fiber Network, Inc. Class A (a)	350,000	8,509,375
Telefonos de Mexico SA de CV Series L sponsored ADR	300,000	15,956,250
TeraBeam Networks (f)	19,200	72,000
		24,537,625
TOTAL UTILITIES		266,680,684
TOTAL COMMON STOCKS (Cost $4,390,611,639)		5,957,889,931
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies (f) (Cost $465,480)	27,000	$ 465,480
Corporate Bonds - 0.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.6%
FINANCE - 0.2%
Credit & Other Finance - 0.2%
Elan Finance Corp. Ltd. liquid yield option notes 0% 12/14/18 (e)	Baa3	$ 19,620,000	15,892,200
MEDIA & LEISURE - 0.4%
Broadcasting - 0.4%
Liberty Media Corp.:
3.75% 2/15/30 (e)	Baa3	16,020,000	12,375,450
4% 11/15/29 (e)	Baa3	4,330,000	4,102,675
4% 11/15/29	Baa3	6,100,000	5,779,750
			22,257,875
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (e)	-	1,525,000	1,830,000
TOTAL CONVERTIBLE BONDS			39,980,075
Nonconvertible Bonds - 0.1%
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Amazon.com, Inc. 0% 5/1/08 (d)	Caa1	$ 5,000,000	2,700,000
TOTAL CORPORATE BONDS (Cost $42,332,242)			42,680,075
Cash Equivalents - 5.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.60% (c) (Cost $313,772,402)	313,772,402	$ 313,772,402

TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,747,181,763)		6,314,807,888
NET OTHER ASSETS - (0.8)%		(52,639,758)
NET ASSETS - 100%		$ 6,262,168,130
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,200,325 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies	9/19/00	$ 465,480
Geneva Proteomics	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,669,363,277 and $6,575,975,224, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,939,980 or 0.0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $60,589,779. The fund received cash collateral of $64,627,700 which was invested in cash equivalents.

Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $4,712,779,460. Net unrealized appreciation aggregated $1,602,028,428, of which $1,904,224,307 related to appreciated investment securities and $302,195,879 related to depreciated investment securities.

The fund hereby designates approximately $523,066,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

September 30, 2000
Assets
Investment in securities, at value (cost $4,747,181,763) - See accompanying schedule		$ 6,314,807,888
Receivable for investments sold		84,498,306
Receivable for fund shares sold		256,197
Dividends receivable		3,957,253
Interest receivable		1,744,768
Other receivables		18,696
Total assets		6,405,283,108
Liabilities
Payable to custodian bank	$ 370,404
Payable for investments purchased	73,191,983
Payable for fund shares redeemed	1,377,093
Accrued management fee	3,056,306
Distribution fees payable	3,900
Other payables and accrued expenses	487,592
Collateral on securities loaned, at value	64,627,700
Total liabilities		$ 143,114,978
Net Assets		$ 6,262,168,130
Net Assets consist of:
Paid in capital		$ 4,165,044,830
Undistributed net investment income		25,557,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		503,953,512
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,567,611,814
Net Assets		$ 6,262,168,130
Class O: Net Asset Value, offering price and redemption price per share ($6,242,943,393 ÷ 386,947,219 shares)		$16.13
Class N: Net Asset Value, offering price and redemption price per share ($19,224,737 ÷ 1,206,213 shares)		$15.94

Statement of Operations

	Year ended September 30, 2000
Investment Income Dividends		$ 39,271,585
Interest		16,046,182
Security lending		1,132,017
Total income		56,449,784
Expenses
Management fee Basic fee	$ 34,983,993
Performance adjustment	(1,567,750)
Transfer agent fees	312,921
Distribution fees	22,690
Accounting and security lending fees	815,421
Non-interested trustees' compensation	29,135
Custodian fees and expenses	330,760
Registration fees	163,536
Audit	47,019
Legal	15,944
Miscellaneous	71,892
Total expenses before reductions	35,225,561
Expense reductions	(1,266,665)	33,958,896
Net investment income		22,490,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	532,244,815
Foreign currency transactions	129,392	532,374,207
Change in net unrealized appreciation (depreciation) on:
Investment securities	508,094,592
Assets and liabilities in foreign currencies	(16,396)	508,078,196
Net gain (loss)		1,040,452,403
Net increase (decrease) in net assets resulting from operations		$ 1,062,943,291

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,490,888	$ 40,217,501
Net realized gain (loss)	532,374,207	514,603,714
Change in net unrealized appreciation (depreciation)	508,078,196	644,423,653
Net increase (decrease) in net assets resulting from operations	1,062,943,291	1,199,244,868
Distributions to shareholders From net investment income	(39,217,077)	(34,149,944)
From net realized gain	(509,476,717)	(864,396,346)
Total distributions	(548,693,794)	(898,546,290)
Share transactions - net increase (decrease)	520,091,432	957,719,512
Total increase (decrease) in net assets	1,034,340,929	1,258,418,090
Net Assets
Beginning of period	5,227,827,201	3,969,409,111
End of period (including undistributed net investment income of $25,557,974 and $39,810,345, respectively)	$ 6,262,168,130	$ 5,227,827,201

Financial Highlights - Class O

Years ended September 30,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 14.07	$ 14.40	$ 11.61	$ 10.57
Income from Investment Operations
Net investment income	.06 C	.12 C	.18 C	.27 C	.24
Net realized and unrealized gain (loss)	2.85	3.73	.71	3.52	1.34
Total from investment operations	2.91	3.85	.89	3.79	1.58
Less Distributions
From net investment income	(.11)	(.12)	(.25)	(.25)	(.22)
From net realized gain	(1.43)	(3.04)	(.97)	(.75)	(.32)
Total distributions	(1.54)	(3.16)	(1.22)	(1.00)	(.54)
Net asset value, end of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Total Return A, B	20.25%	30.06%	6.64%	34.72%	15.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144	$ 2,538,407
Ratio of expenses to average net assets	.58%	.48%	.48%	.54%	.78%
Ratio of expenses to average net assets after expense reductions	.56% D	.47% D	.48%	.53% D	.78%
Ratio of net investment income to average net assets	.37%	.79%	1.23%	2.11%	2.38%
Portfolio turnover	113%	77%	106%	35%	37%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

E Per-share data have been adjusted for a 3 for 1 share split paid June 21, 1996.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Financial Highlights - Class N

Year ended September 30,	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.08)	.00
Net realized and unrealized gain (loss)	2.83	(.63) G
Total from investment operations	2.75	(.63)
Less Distributions
From net investment income	(.10)	-
From net realized gain	(1.43)	-
Total distributions	(1.53)	-
Net asset value, end of period	$ 15.94	$ 14.72
Total Return B, C	19.13%	(4.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,225	$ 1,524
Ratio of expenses to average net assets	1.45%	1.35% A
Ratio of expenses to average net assets after expense reductions	1.43% E	1.33% A, E
Ratio of net investment income (loss) to average net assets	(.51)%	(.07)% A
Portfolio turnover	113%	77%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

G The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution and transfer agent expenses, and expense reductions. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period for the funds. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of .25% and .55%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999 each fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the funds.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as sub-adviser for the funds. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

Paid to FDC
Destiny I	$ 3,366
Destiny II	$ 22,690

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 418,885.01
Class N	8,504.63
	$ 427,389
Destiny II	Amount	% of Average Net Assets
Class O	$ 255,580.00
Class N	57,341.63
	$ 312,921

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Institutional Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $333,734 and $253,138, respectively for the period.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. Bank Borrowings.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I, the average daily loan balance during the period for which the loan was outstanding amounted to $6,895,000. The weighted average interest rate was 5.90%. For Destiny II, there were no loans during the period.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $1,585,969 and $1,247,764 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each fund's custodian fees were reduced by $8,272 and $4,681 for Destiny I and Destiny II, respectively under the custodian arrangement. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I

Transfer Agent Credits
Class O	$ 23,904

Destiny II

Transfer Agent Credits
Class O	$ 14,220

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I

Years ended September 30,
	2000	1999 A
From net investment income
Class O	$ 114,852,495	$ 105,484,207
Class N	6,070	-
Total	$ 114,858,565	$ 105,484,207
From net realized gain
Class O	$ 897,856,524	$ 544,915,685
Class N	55,890	-
Total	$ 897,912,414	$ 544,915,685
	$ 1,012,770,979	$ 650,399,892

Destiny II

Years ended September 30,
	2000	1999 A
From net investment income
Class O	$ 39,189,835	$ 34,149,944
Class N	27,242	-
Total	$ 39,217,077	$ 34,149,944
From net realized gain
Class O	$ 509,166,630	$ 864,396,346
Class N	310,087	-
Total	$ 509,476,717	$ 864,396,346
Total Distributions	$ 548,693,794	$ 898,546,290

A Distributions for Destiny I: Class N and Destiny II: Class N are for the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Destiny I

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2000	1999 A	2000	1999 A

Class O Shares sold	10,121,533	9,223,182	$ 247,091,425	$ 248,764,091
Reinvestment of distributions	36,918,705	22,671,053	880,880,397	575,618,075
Shares redeemed	(32,842,158)	(21,478,357)	(776,372,755)	(584,597,461)
Net increase (decrease)	14,198,080	10,415,878	$ 351,599,067	$ 239,784,705
Class N Shares sold	135,884	9,786	$ 3,103,245	$ 272,403
Reinvestment of distributions	2,602	-	59,465	-
Shares redeemed	(7,425)	(114)	(167,281)	(3,198)
Net increase (decrease)	131,061	9,672	$ 2,995,429	$ 269,205

Destiny II

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2000	1999 A	2000	1999 A

Class O Shares sold	45,411,519	42,363,720	$ 716,733,769	$ 629,670,010
Reinvestment of distributions	34,359,293	66,407,354	527,413,256	875,248,918
Shares redeemed	(46,803,164)	(36,859,021)	(741,499,830)	(548,780,811)
Net increase (decrease)	32,967,648	71,912,053	$ 502,647,195	$ 956,138,117
Class N Shares sold	1,137,584	105,039	$ 18,003,674	$ 1,603,569
Reinvestment of distributions	22,042	-	336,797	-
Shares redeemed	(56,991)	(1,461)	(896,234)	(22,174)
Net increase (decrease)	1,102,635	103,578	$ 17,444,237	$ 1,581,395

A Share transactions for Destiny I: Class N and Destiny II: Class N are for the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

Annual Report

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities of Destiny I and Destiny II, (funds of Fidelity Destiny Portfolios), including the portfolios of investments, as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I and Destiny II as of September 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2000

Annual Report

Distributions

The funds hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 22.60% and 9.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax for Destiny I and Destiny II, respectively.

A total of 48%, 100%, 56% and 100% of the dividends distributed by Destiny I: Class O, Destiny II: Class O, Destiny I: Class N and Destiny II: Class N, respectively during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen Firestone, Vice President (Destiny I)
Adam Hetnarski, Vice President (Destiny II)
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Michael Cook
Marie L. Knowles

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

* Independent trustees

(Recycle graphic)Printed on recycled paper
6i-117181

DESN-ANN-1100
1.730525.101

Fidelity®
DestinySM
Portfolios:

Destiny I - Class O
Destiny II - Class O

Annual Report
September 30, 2000

Contents

Annual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity
Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny I: Class O on September 30, 1990. As the chart shows, by September 30, 2000, the value of the investment would have grown to $60,830 - a 508.30% increase on the initial investment. For comparison, look at how the S&P 500® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $59,099 - a 490.99% increase.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-3.23%	97.97%	508.30%
S&P 500	13.28%	166.82%	490.99%
Lipper Growth Funds Average	26.19%	153.59%	475.51%

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-3.23%	14.64%	19.79%
$50/month 15-Year Plan	-53.74%	10.50%	18.22%
S&P 500	13.28%	21.69%	19.44%
Lipper Growth Funds Average	26.19%	19.89%	18.55%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,326 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2000, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, 17.80%, 148.49%, and 428.07%, respectively; and the one year, five year, and 10 year average annual total returns were 17.80%, 19.84%, and 17.89%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were, 20.47%, 153.64%, and 454.26%, respectively; and the one year, five year and 10 year average annual total returns were 20.47%, 20.11%, and 18.37%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class O on September 30, 1990. As the chart shows, by September 30, 2000, the value of the investment would have grown to $83,177 - a 731.77% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $59,099 - a 490.99% increase.

Cumulative Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	20.25%	159.36%	731.77%
S&P 500	13.28%	166.82%	490.99%
Lipper Growth Funds Average	26.19%	153.59%	475.51%

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	20.25%	21.00%	23.59%
$50/month 15-Year Plan	-42.52%	16.63%	21.98%
S&P 500	13.28%	21.69%	19.44%
Lipper Growth Funds Average	26.19%	19.89%	18.55%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,326 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of September 30, 2000, the one year, five year, and 10 year cumulative total returns for the large cap core funds average were, 17.80%, 148.49%, and 428.07%, respectively; and the one year, five year, and 10 year average annual total returns were 17.80%, 19.84%, and 17.89%, respectively. The one year, five year and 10 year cumulative total returns for the large cap supergroup average were, 20.47%, 153.64%, and 454.26%, respectively; and the one year, five year and 10 year average annual total returns were 20.47%, 20.11%, and 18.37%, respectively.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

For the most part, the rise and fall of the U.S. equity markets during the 12 months ending September 30, 2000, was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential in light of the Internet's accelerating power to reshape how businesses and consumers work and communicate. That euphoria reached its apex in mid-March, when the NASDAQ Composite Index - the bellwether benchmark for the technology sector - broke through the 5,000 point barrier, only four months after first crossing the 3,000 point threshold. But just days later, the tech sector began a 30% descent over a 10-week period. With the Federal Reserve Board continuing to hike interest rates, investors finally realized that technology stock valuations could not be sustained in the event of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, albeit to a lesser extent, as did the blue chips' proxy Dow Jones Industrial Average. Retreating from technology in droves, investors shifted their assets into segments of the market that traditionally perform better in a more moderate-growth economy, such as health care and energy. During the summer months, technology returned to favor to some extent, but investors generally targeted large, steady earnings growers, leaving smaller and more speculative tech stocks to flounder. But come September, more bad news was in store for technology, as the highest oil prices in a decade and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28%, and the NASDAQ gained 34.01%. Those numbers can be somewhat misleading, however; all three indexes had negative returns through the first nine months of 2000.

(Portfolio Manager photograph)
An interview with
Karen Firestone, Portfolio Manager of Destiny I

Q. How did the fund perform, Karen?

A. For the 12-month period that ended September 30, 2000, the fund's Class O shares returned -3.23%, trailing the Standard & Poor's 500 Index, which returned 13.28%. Fund performance also lagged the growth funds average tracked by Lipper Inc., which returned 26.19% during this same time frame.

Q. Why did the fund lag its benchmark and peer group during the past 12 months?

A. It had a lot to do with timing. Not owning enough technology stocks during their impressive run-up late in 1999 and early 2000 played a big part in the fund's underperformance. On top of that, shifting the fund's emphasis to growth stocks, particularly technology - at the expense of financial and cyclical, or economically sensitive, stocks - after taking over the fund in February left us overexposed to the sharp correction in the NASDAQ Composite Index during the spring. Investors collectively turned their backs on growth - despite a pair of short-lived rallies in June and August - and assumed a more defensive posture. Even though we owned a lot of the higher-quality larger-cap tech names, such as Cisco and Intel, during the second-half of the period, momentum for these stocks - along with much of their price appreciation - vanished as the market grew increasingly concerned about how a slowing economy would affect the earnings of tech firms. Since we didn't own as many of the smaller-cap tech stocks - a group that produced many of the period's finest performers - as our Lipper peers did on average, we lost ground on a competitive basis.

Q. What other factors influenced fund returns?

A. The fund's positioning in financial stocks dragged on performance. Growing euphoria surrounding tech stocks, coupled with steadily rising interest rates and increased competition, spelled trouble for large bank holdings such as FleetBoston early on in the period. Moreover, we paid the price for not increasing the fund's weighting in banks when the market fled for safety in mid-March. Having significant stakes in home loan financers Fannie Mae and Freddie Mac also hurt, as these issues wilted in the face of proposed legislation threatening to cut their lines of credit with the federal government. Not holding enough of the higher-growth financials, such as Citigroup and Morgan Stanley Dean Witter, which shined during the period, further widened the performance gap. Poor timing in terms of raising the fund's exposure to media stocks also worked against us. Cable stocks, such as Time Warner, struggled with rising rates and the emergence of satellite broadcasters that threatened cable's dominance over local service markets. Most media companies also suffered from concerns about a slowdown in advertising spending by dot-com companies. On a brighter note, the fund's underexposure to traditional incumbent telecommunications companies - namely AT&T - helped. Many of these issues fell in response to pricing pressures applied by new entrants in the consumer long-distance business.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview - continued

Q. Could you mention some stocks that fared well and some others that didn't?

A. Sure. Hospital stocks, along with most areas of the health sector, offered a safe haven for jittery tech investors during the period. With Medicare and third-party reimbursements improving and balance sheets stabilizing, investors shrugged off fears of increased government regulation and bid up the prices of stocks such as HCA Healthcare. We also owned some biotechnology firms that performed well, most notably Human Genome, reflecting renewed enthusiasm for the industry following historic advances in gene research. Favorable energy prices resulting from supply shortages lifted stocks such as Calpine and Schlumberger. On the tech front, our emphasis on Internet infrastructure produced some big winners, including Juniper, EMC and Corning. However, we were punished for holding a number of disappointments, namely Microsoft, Philip Morris, Citrix, Texas Instruments and Motorola. The fund no longer held Citrix at the close of the period.

Q. What's your outlook?

A. The market remains volatile and extremely unforgiving, as seen in the recent declines of stocks that failed to beat the Street's earnings expectations. It's become as important as ever to own the stocks that are expected to make their numbers over not just the following quarter, but two to three quarters down the road. With that said, I'll continue to put a premium on earnings and maintain a focus on uncovering exciting new growth opportunities in the marketplace. By sticking with a balanced approach, which allows us to be aggressive and defensive at the same time, we should be able to smooth out some of the turbulence expected over the coming months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of September 30, 2000, more than $6.1 billion

Manager: Karen Firestone, since February 2000; manager, Fidelity Advisor Large Cap Stock Fund, since 1998; Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone reviews
her investment philosophy:

"I'm very revenue-growth oriented. I'm certainly more product and sales growth driven than I am guided by cost-control, turnaround and restructuring stories. The fund's former manager, George Vanderheiden, to his credit, had a keen eye for restructuring situations that would emerge over the long term, calling it right countless times during his career. In contrast, I'd say my success has been tied more to short-term results over the next product cycle, or the next year for that matter. I'm a big believer in certain sectors of the market, such as health and media, where I've seen growth work throughout the years. So, my bias has been and will continue to be toward growth, but I overlay some valuation parameters on it. I'm just not willing to pay any price for growth; there are constraints. Comparatively, I'd say that George's tolerance level was even lower than mine in that regard, which is perfectly reasonable. But, even though we share a similar aversion to inordinate risk, I'm willing to pay a little bit more for a stock if I feel that the growth is coming with it.

"During the period's volatility, I stayed the course with many of the fund's technology and media holdings that suffered significant losses. I simply couldn't justify selling stocks that I believed in and whose long-term prospects were solid, and then replace them with unknown commodities. Many of the stocks that declined were purchased at a time when there was a lot of euphoria in the market and prices were unusually high. So I have little choice but to be patient and wait for them to come back. Of course, in hindsight, I wish I had delayed making any significant changes to the portfolio until around May, which would have helped us avoid this problem to begin with. Unfortunately, as many investors know too well, it's not that easy to predict when the market will turn."

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

For the most part, the rise and fall of the U.S. equity markets during the 12 months ending September 30, 2000, was predicated on the fortunes of the technology sector. At the period's outset, technology began its meteoric rise as investors rallied behind the sector's growth potential in light of the Internet's accelerating power to reshape how businesses and consumers work and communicate. That euphoria reached its apex in mid-March, when the NASDAQ Composite Index - the bellwether benchmark for the technology sector - broke through the 5,000 point barrier, only four months after first crossing the 3,000 point threshold. But just days later, the tech sector began a 30% descent over a 10-week period. With the Federal Reserve Board continuing to hike interest rates, investors finally realized that technology stock valuations could not be sustained in the event of an economic slowdown. Given its one-third weighting in technology, the Standard & Poor's 500SM Index also suffered, albeit to a lesser extent, as did the blue chips' proxy Dow Jones Industrial Average. Retreating from technology in droves, investors shifted their assets into segments of the market that traditionally perform better in a more moderate-growth economy, such as health care and energy. During the summer months, technology returned to favor to some extent, but investors generally targeted large, steady earnings growers, leaving smaller and more speculative tech stocks to flounder. But come September, more bad news was in store for technology, as the highest oil prices in a decade and a weak European currency combined to dampen the global economy. For the overall 12-month period ending September 30, 2000, the Dow returned 4.62%, the S&P 500 gained 13.28%, and the NASDAQ gained 34.01%. Those numbers can be somewhat misleading, however; all three indexes had negative returns through the first nine months of 2000.

(Portfolio Manager photograph)
Note to shareholders: Adam Hetnarski became Portfolio Manager of
Destiny II on June 1, 2000.

Q. How did the fund perform, Adam?

A. For the 12-month period that ended September 30, 2000, the fund's Class O shares returned 20.25%. The fund outperformed the 13.28% return of the Standard & Poor's 500 Index, but lagged the Lipper growth funds average, which returned 26.19%.

Q. What helped the fund outperform the index during the past year?

A. The fund's overweighted position in technology - a sector that experienced tremendous gains during the first half of the period - was the biggest factor in its strong performance relative to the S&P index. Out-of-benchmark holdings in stocks such as Juniper Networks, i2 Technologies, Nokia and Ariba, the last three of which were added to the fund during the second quarter of 2000, helped significantly. Stock selection in the health care sector, particularly out-of-benchmark biotechnology holdings Human Genome and Genentech, also boosted returns. Additionally, the fund's underweighted position in some large-cap stocks that did poorly - namely Microsoft, Lucent, AT&T and Samsung - enhanced performance. The fund suffered from not owning enough of certain stocks that performed well, such as Oracle and Nortel, while owning too much of others that declined, such as Lexmark and Dell.

Q. What adjustments did you make to the fund since taking over in June?

A. I reduced technology, utilities and international holdings. During this repositioning, I also reduced the number of stocks to roughly 150 names from more than 200. In technology, I reduced the fund's stake in the sector because I didn't want to make that big of a bet in an area where fundamentals were decelerating. I also reduced or eliminated some technology stocks and replaced them with others I felt more strongly about - such as Ariba, a leading business-to-business e-commerce network services provider. In the utilities sector, I reduced exposure to wireless cellular carriers, given the higher-than-expected costs to obtain new spectrum licensing and increased levels of subscriber churn - or customers switching carriers. I also positioned the fund to take advantage of the increased use of wireless technology via stock selection in companies such as - Aether Systems - that are developing software platforms to harness the next generation of wireless transmission. I reduced our international exposure due to slowing economies and the declining value of the euro. Names such as Samsung Electronics, Vodafone AirTouch and Hutchison Whampoa were either significantly reduced or eliminated from the fund. Elsewhere, I boosted the fund's holdings of financial stocks. I felt the slowing of the economy and a diminished threat of interest-rate hikes presented a more positive environment for these stocks. Finally, my repositioning also caused the fund to own more small- and mid-cap stocks with higher growth prospects, such as Juniper.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview - continued

Q. What specific stocks worked well for the fund?

A. General Electric was a top performer. Investors seeking less risk during volatile market conditions embraced General Electric's steady growth. Most of the fund's top performers came from the technology sector. Data storage provider EMC, Sun Microsystems and Ariba all performed well due to their strategic positioning in the development of the Internet's architecture.

Q. What stocks disappointed?

A. Holdings in the personal computer (PC) area hurt the fund, as a result of slower-than-expected demand. Printer manufacturer Lexmark experienced problems executing its business model and suffered a slowdown in corporate orders for laser printers. Worldwide PC leader Dell pre-announced a third-quarter profit warning in September, which hurt its stock.

Q. What's your outlook, Adam?

A. Despite the recent pullback in technology stocks, I'm optimistic that this sector is going to perform well, both in the short and long term - hence the fund's large weighting in that area. At the end of the period, there was some overcapacity in the telecommunications space and in the semiconductor industry, but I think the demand for new and better technology is increasing, not decreasing. When I walk around the city, for instance, I see more and more people with the latest wireless handsets and the latest personal digital assistants (PDAs). Turning to the economy, I believe that interest rates have peaked and that the economic slowdown will bottom out, potentially delivering a strong period for the market during the next six months.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of September 30, 2000, more than $6.2 billion

Manager: Adam Hetnarski, since June 2000; manager, Contrafund II, since February 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on the personal computer market:

"Despite recent warnings of slower growth, I believe that PC unit growth is going to accelerate over the next two years. Entering 2000, the market expected annual growth in the range of 15%-18%. At the end of the third quarter, unit growth appears to be between 13%-15%. I believe that much of the perceived slowdown is actually an oversupply problem and not as dire of a demand issue as it first appeared.

"Going forward, I think PC unit growth will accelerate due to increasing demand. In the first half of 2001, I expect to see a significant replacement cycle when Microsoft's new operating system - Windows 2000 - gains momentum. The new Windows 2000 product requires a faster processor than previous Microsoft operating systems, which could force a percentage of users to upgrade their hardware - or PCs - if they want access to the new operating system and new applications.

"For most of the past year, systems departments within corporations have been evaluating Windows 2000, making sure the operating system functions smoothly within each organization. As more systems managers become satisfied with its functionality and begin deploying the operating system throughout their companies, I expect them to purchase additional hardware to run it. That said, I don't think the majority of corporations reached an adequate level of comfort with Windows 2000 through the third quarter of this year, but those perceptions should begin to change in the next six months."

Annual Report

Investment Changes

Top Ten Equity Holdings - Destiny I

as of September 30, 2000	as of March 31, 2000
General Electric Co.	Cisco Systems, Inc.
Cisco Systems, Inc.	Microsoft Corp.
Intel Corp.	Intel Corp.
Pfizer, Inc.	General Electric Co.
Microsoft Corp.	Fannie Mae
Fannie Mae	Lucent Technologies, Inc.
EMC Corp.	Texas Instruments, Inc.
Merck & Co., Inc.	Home Depot, Inc.
Wal-Mart Stores, Inc.	Wal-Mart Stores, Inc.
Sun Microsystems, Inc.	Bristol-Myers Squibb Co.

Top Ten Equity Holdings - Destiny II

as of September 30, 2000	as of March 31, 2000
General Electric Co.	General Electric Co.
Cisco Systems, Inc.	Cisco Systems, Inc.
Fannie Mae	Microsoft Corp.
Microsoft Corp.	Texas Instruments, Inc.
EMC Corp.	Chase Manhattan Corp.
Exxon Mobil Corp.	Nokia AB sponsored ADR
Bristol-Myers Squibb Co.	Home Depot, Inc.
Freddie Mac	Sun Microsystems, Inc.
Viacom, Inc. Class B (non-vtg.)	American Express Co.
Dell Computer Corp.	Warner-Lambert Co.

Top Five Market Sectors - Destiny I

as of September 30, 2000	% of fund's net assets	as of March 31, 2000	% of fund's net assets
Technology	34.0%	Technology	40.8%
Health	16.2%	Health	11.3%
Finance	10.8%	Media & Leisure	10.1%
Media & Leisure	9.2%	Finance	10.0%
Industrial Machinery & Equipment	7.2%	Industrial Machinery & Equipment	6.7%

Top Five Market Sectors - Destiny II

as of September 30, 2000	% of fund's net assets	as of March 31, 2000	% of fund's net assets
Technology	34.9%	Technology	37.1%
Finance	13.8%	Utilities	12.2%
Health	12.1%	Finance	11.0%
Industrial Machinery & Equipment	7.6%	Media & Leisure	8.6%
Energy	6.5%	Health	8.0%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.6%
Rockwell International Corp.	504,800	$ 15,270,200
United Technologies Corp.	320,400	22,187,700
TOTAL AEROSPACE & DEFENSE		37,457,900
BASIC INDUSTRIES - 0.3%
Chemicals & Plastics - 0.2%
Union Carbide Corp.	288,800	10,902,200
Packaging & Containers - 0.1%
Tupperware Corp.	481,450	8,666,100
TOTAL BASIC INDUSTRIES		19,568,300
DURABLES - 1.0%
Consumer Durables - 0.3%
Minnesota Mining & Manufacturing Co.	178,200	16,238,475
Consumer Electronics - 0.7%
Sony Corp. sponsored ADR	250,900	25,325,219
The Swatch Group AG (Reg.)	69,700	20,590,246
		45,915,465
TOTAL DURABLES		62,153,940
ENERGY - 4.7%
Energy Services - 2.8%
Global Marine, Inc. (a)	516,000	15,931,500
Halliburton Co.	833,100	40,769,831
Noble Drilling Corp. (a)	791,700	39,782,925
Schlumberger Ltd. (NY Shares)	878,700	72,327,994
		168,812,250
Oil & Gas - 1.9%
Chevron Corp.	327,700	27,936,425
Devon Energy Corp.	507,100	30,502,065
Exxon Mobil Corp.	664,900	59,259,213
		117,697,703
TOTAL ENERGY		286,509,953
FINANCE - 10.8%
Banks - 1.5%
FleetBoston Financial Corp.	1,169,869	45,624,891
Mellon Financial Corp.	540,000	25,042,500
State Street Corp.	181,500	23,595,000
		94,262,391
Credit & Other Finance - 2.4%
American Express Co.	885,400	53,788,050
Citigroup, Inc.	1,697,366	91,763,849
		145,551,899

	Shares	Value (Note 1)
Federal Sponsored Credit - 3.1%
Fannie Mae	1,994,400	$ 142,599,600
Freddie Mac	890,100	48,121,031
		190,720,631
Insurance - 2.8%
American International Group, Inc.	1,106,364	105,865,205
MetLife, Inc.	1,623,500	42,515,406
The Chubb Corp.	250,500	19,820,813
		168,201,424
Securities Industry - 1.0%
Charles Schwab Corp.	695,100	24,676,050
Morgan Stanley Dean Witter & Co.	289,100	26,434,581
Nomura Securities Co. Ltd.	520,000	11,297,032
		62,407,663
TOTAL FINANCE		661,144,008
HEALTH - 16.2%
Drugs & Pharmaceuticals - 13.2%
Alkermes, Inc. (a)	278,800	10,768,650
Amgen, Inc. (a)	690,600	48,223,303
Andrx Corp. - Andrx Group (a)	230,700	21,541,613
ARIAD Pharmaceuticals, Inc. (a)	518,900	6,518,681
ArQule, Inc. (a)	10,900	185,981
Bristol-Myers Squibb Co.	1,757,700	100,408,613
Cambridge Antibody Technology Group PLC (a)	209,800	12,450,497
Eli Lilly & Co.	658,600	53,428,925
Geneva Proteomics (c)	262,000	1,441,000
Human Genome Sciences, Inc. (a)	66,800	11,564,750
ImClone Systems, Inc. (a)	144,200	16,880,413
Merck & Co., Inc.	1,659,000	123,491,813
Millennium Pharmaceuticals, Inc. (a)	174,800	25,531,725
Mylan Laboratories, Inc.	785,000	21,145,938
PE Corp. - Celera Genomics Group (a)	217,200	21,638,550
Pfizer, Inc.	3,986,725	179,153,455
Protein Design Labs, Inc. (a)	165,000	19,882,500
Schering-Plough Corp.	1,776,400	82,602,600
Shire Pharmaceuticals Group PLC ADR (a)	281,700	14,542,763
Vertex Pharmaceuticals, Inc. (a)	168,700	14,255,150
Watson Pharmaceuticals, Inc. (a)	330,500	21,441,188
		807,098,108
Medical Equipment & Supplies - 1.8%
Johnson & Johnson	458,700	43,089,131
Medtronic, Inc.	1,121,000	58,081,813
Novoste Corp. (a)	278,700	11,844,750
		113,015,694
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH - continued
Medical Facilities Management - 1.2%
HCA - The Healthcare Co.	1,081,000	$ 40,132,125
Tenet Healthcare Corp.	838,330	30,494,254
		70,626,379
TOTAL HEALTH		990,740,181
INDUSTRIAL MACHINERY & EQUIPMENT - 7.2%
Electrical Equipment - 6.8%
Emerson Electric Co.	430,900	28,870,300
General Electric Co.	6,398,900	369,136,531
Omron Corp.	553,000	14,544,559
		412,551,390
Industrial Machinery & Equipment - 0.4%
Illinois Tool Works, Inc.	171,900	9,604,913
Ingersoll-Rand Co.	469,900	15,917,863
		25,522,776
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		438,074,166
MEDIA & LEISURE - 9.2%
Broadcasting - 4.9%
AT&T Corp. - Liberty Media Group Class A (a)	1,653,584	29,764,512
Carlton Communications PLC	981,333	7,639,513
Comcast Corp. Class A (special) (a)	1,016,300	41,604,781
Cox Communications, Inc. Class A (a)	760,700	29,096,775
EchoStar Communications Corp. Class A (a)	455,590	24,032,373
Grupo Televisa SA de CV sponsored GDR	588,400	33,943,325
Infinity Broadcasting Corp. Class A (a)	360,300	11,889,900
Pegasus Communications Corp. (a)	340,750	16,462,484
RTL Group	157,345	17,044,872
Time Warner, Inc.	787,600	61,629,700
Univision Communications, Inc. Class A (a)	711,000	26,573,625
		299,681,860
Entertainment - 3.5%
Fox Entertainment Group, Inc. Class A (a)	925,200	24,517,800
MGM Mirage, Inc.	685,300	26,169,894
Ticketmaster Online CitySearch, Inc. Class B (a)	532,400	9,017,525
Viacom, Inc. Class B (non-vtg.) (a)	880,165	51,489,653
Walt Disney Co.	2,649,300	101,335,725
		212,530,597
Publishing - 0.6%
The New York Times Co. Class A	955,200	37,551,300

	Shares	Value (Note 1)
Restaurants - 0.2%
McDonald's Corp.	459,600	$ 13,874,175
TOTAL MEDIA & LEISURE		563,637,932
NONDURABLES - 5.3%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	966,200	40,882,338
Heineken NV	391,700	21,768,904
The Coca-Cola Co.	1,761,500	97,102,688
		159,753,930
Foods - 0.6%
Quaker Oats Co.	502,700	39,776,138
Household Products - 1.2%
Clorox Co.	37,800	1,495,463
Gillette Co.	842,100	25,999,838
Luxottica Group Spa sponsored ADR	574,200	9,258,975
Procter & Gamble Co.	581,300	38,947,100
		75,701,376
Tobacco - 0.9%
Philip Morris Companies, Inc.	1,787,200	52,610,700
TOTAL NONDURABLES		327,842,144
RETAIL & WHOLESALE - 4.6%
Drug Stores - 0.1%
CVS Corp.	94,000	4,353,375
General Merchandise Stores - 2.5%
Costco Wholesale Corp. (a)	158,100	5,523,619
Kohls Corp. (a)	504,400	29,097,575
Target Corp.	235,800	6,042,375
Wal-Mart Stores, Inc.	2,356,400	113,401,750
		154,065,319
Retail & Wholesale, Miscellaneous - 2.0%
Best Buy Co., Inc. (a)	302,750	19,262,469
Home Depot, Inc.	1,913,400	101,529,788
		120,792,257
TOTAL RETAIL & WHOLESALE		279,210,951
SERVICES - 1.0%
Advertising - 1.0%
DoubleClick, Inc. (a)	304,900	9,756,800
TMP Worldwide, Inc. (a)	309,300	24,898,650
WPP Group PLC sponsored ADR	465,800	27,627,763
		62,283,213
TECHNOLOGY - 34.0%
Communications Equipment - 5.7%
Cisco Systems, Inc. (a)	4,705,800	259,995,450
Corning, Inc.	143,400	42,589,800
Lucent Technologies, Inc.	438,100	13,389,431
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.	394,300	$ 23,485,494
UTStarcom, Inc.	535,200	11,205,750
		350,665,925
Computer Services & Software - 9.1%
Affymetrix, Inc. (a)	377,000	18,802,875
Amazon.com, Inc. (a)	336,500	12,934,219
America Online, Inc. (a)	1,302,600	70,014,750
Automatic Data Processing, Inc.	1,180,400	78,939,250
BEA Systems, Inc. (a)	218,200	16,992,325
Cadence Design Systems, Inc. (a)	809,900	20,804,306
CNET Networks, Inc. (a)	496,000	12,082,250
First Data Corp.	277,000	10,820,313
Microsoft Corp. (a)	2,557,600	154,255,250
Oracle Corp. (a)	657,600	51,786,000
Synopsys, Inc. (a)	134,800	5,105,550
VeriSign, Inc. (a)	220,100	44,584,006
VERITAS Software Corp. (a)	214,500	30,459,000
Yahoo!, Inc. (a)	348,200	31,686,200
		559,266,294
Computers & Office Equipment - 9.9%
Brocade Communications Systems, Inc. (a)	53,900	12,720,400
CDW Computer Centers, Inc. (a)	337,200	23,266,800
Comdisco, Inc.	216,400	4,125,125
Compaq Computer Corp.	1,049,700	28,950,726
Dell Computer Corp. (a)	1,486,500	45,802,781
EMC Corp. (a)	1,378,000	136,594,250
Extreme Networks, Inc. (a)	86,700	9,927,150
Gateway, Inc. (a)	267,000	12,482,250
Hewlett-Packard Co.	413,500	40,109,500
International Business Machines Corp.	941,600	105,930,000
Juniper Networks, Inc. (a)	153,100	33,519,331
Lexmark International Group, Inc. Class A (a)	271,300	10,173,750
Palm, Inc.	540,000	28,586,250
Sun Microsystems, Inc. (a)	931,400	108,740,950
Symbol Technologies, Inc.	129,800	4,664,688
		605,593,951
Electronic Instruments - 1.2%
Agilent Technologies, Inc.	290,005	14,192,120
Applied Materials, Inc. (a)	308,800	18,315,700
Kudelski SA (a)	8,850	13,558,996

	Shares	Value (Note 1)
LAM Research Corp. (a)	859,600	$ 17,997,875
Novellus Systems, Inc. (a)	236,400	11,007,375
		75,072,066
Electronics - 8.1%
Altera Corp. (a)	464,400	22,175,100
Analog Devices, Inc. (a)	356,500	29,433,531
Chartered Semiconductor Manufacturing Ltd. ADR	292,900	17,775,369
GlobeSpan, Inc. (a)	223,300	27,242,600
Intel Corp.	4,525,100	188,074,469
International Rectifier Corp. (a)	249,900	12,635,569
JDS Uniphase Corp. (a)	318,000	30,110,625
Linear Technology Corp.	251,700	16,297,575
LSI Logic Corp. (a)	425,200	12,437,100
Micron Technology, Inc. (a)	281,340	12,941,640
Motorola, Inc.	732,100	20,681,825
PMC-Sierra, Inc. (a)	51,800	11,149,950
SDL, Inc. (a)	45,900	14,197,444
Texas Instruments, Inc.	1,646,900	77,713,094
		492,865,891
TOTAL TECHNOLOGY		2,083,464,127
TRANSPORTATION - 0.2%
Trucking & Freight - 0.2%
United Parcel Service, Inc. Class B	230,300	12,983,163
UTILITIES - 2.6%
Cellular - 0.9%
QUALCOMM, Inc. (a)	269,200	19,180,500
Sprint Corp. - PCS Group Series 1 (a)	450,800	15,806,175
Vodafone Group PLC	5,973,984	22,103,781
		57,090,456
Electric Utility - 0.8%
AES Corp. (a)	287,900	19,721,150
Calpine Corp. (a)	294,100	30,696,688
		50,417,838
Telephone Services - 0.9%
AT&T Corp.	335,178	9,845,854
DDI Corp.	1,059	6,951,003
McLeodUSA, Inc. Class A (a)	682,300	9,765,419
Metromedia Fiber Network, Inc. Class A (a)	547,000	13,298,938
Qwest Communications International, Inc. (a)	270,900	13,020,131
		52,881,345
TOTAL UTILITIES		160,389,639
TOTAL COMMON STOCKS (Cost $5,179,064,482)		5,985,459,617
Cash Equivalents - 3.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.60% (b) (Cost $239,922,694)	239,922,694	$ 239,922,694

TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,418,987,176)		6,225,382,311
NET OTHER ASSETS - (1.6)%		(101,028,082)
NET ASSETS - 100%		$ 6,124,354,229
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 1,441,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $9,375,176,143 and $9,687,929,601, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $513,842,688, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,441,000 or 0.0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $131,799,001. The fund received cash collateral of $140,470,800 which was invested in cash equivalents.

Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $5,318,034,092. Net unrealized appreciation aggregated $907,348,219, of which $1,455,155,384 related to appreciated investment securities and $547,807,165 related to depreciated investment securities.

The fund hereby designates approximately $942,283,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

September 30, 2000
Assets
Investment in securities, at value (cost $5,418,987,176) - See accompanying schedule		$ 6,225,382,311
Receivable for investments sold		129,548,835
Receivable for fund shares sold		432,914
Dividends receivable		4,575,392
Interest receivable		1,248,116
Other receivables		39,007
Total assets		6,361,226,575
Liabilities
Payable for investments purchased	$ 92,895,859
Payable for fund shares redeemed	1,615,142
Accrued management fee	1,213,075
Distribution fees payable	648
Other payables and accrued expenses	676,822
Collateral on securities loaned, at value	140,470,800
Total liabilities		236,872,346
Net Assets		$ 6,124,354,229
Net Assets consist of:
Paid in capital		$ 4,205,152,065
Undistributed net investment income		26,831,597
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,086,012,042
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		806,358,525
Net Assets		$ 6,124,354,229
Class O: Net Asset Value, offering price and redemption price per share ($6,121,272,877 ÷ 277,066,914 shares)		$22.09
Class N: Net Asset Value, offering price and redemption price per share ($3,081,352 ÷ 140,733 shares)		$21.90

Statement of Operations

	Year ended September 30, 2000
Investment Income Dividends		$ 51,610,297
Interest		20,719,388
Security lending		858,474
Total income		73,188,159
Expenses
Management fee Basic fee	$ 29,697,889
Performance adjustment	(13,259,333)
Transfer agent fees	427,389
Distribution fees	3,366
Accounting and security lending fees	807,517
Non-interested trustees' compensation	25,229
Custodian fees and expenses	231,786
Registration fees	26,826
Audit	50,169
Legal	18,860
Interest	3,396
Miscellaneous	39,127
Total expenses before reductions	18,072,221
Expense reductions	(1,618,145)	16,454,076
Net investment income		56,734,083
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,114,577,420
Foreign currency transactions	(230,884)	1,114,346,536
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,365,920,944)
Assets and liabilities in foreign currencies	(39,517)	(1,365,960,461)
Net gain (loss)		(251,613,925)
Net increase (decrease) in net assets resulting from operations		$ (194,879,842)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 56,734,083	$ 111,568,555
Net realized gain (loss)	1,114,346,536	979,781,946
Change in net unrealized appreciation (depreciation)	(1,365,960,461)	90,347,540
Net increase (decrease) in net assets resulting from operations	(194,879,842)	1,181,698,041
Distributions to shareholders From net investment income	(114,858,565)	(105,484,207)
From net realized gain	(897,912,414)	(544,915,685)
Total distributions	(1,012,770,979)	(650,399,892)
Share transactions - net increase (decrease)	354,594,496	240,053,910
Total increase (decrease) in net assets	(853,056,325)	771,352,059
Net Assets
Beginning of period	6,977,410,554	6,206,058,495
End of period (including undistributed net investment income of $26,831,597 and $88,705,313, respectively)	$ 6,124,354,229	$ 6,977,410,554

Financial Highlights - Class O

Years ended September 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 26.54	$ 24.58	$ 25.08	$ 20.41	$ 18.78
Income from Investment Operations
Net investment income	.20 C	.42 C	.44 C	.49 C	.45
Net realized and unrealized gain (loss)	(.77)	4.13	1.56	6.36	2.42
Total from investment operations	(.57)	4.55	2.00	6.85	2.87
Less Distributions
From net investment income	(.44)	(.42)	(.47)	(.45)	(.43)
From net realized gain	(3.44)	(2.17)	(2.03)	(1.73)	(.81)
Total distributions	(3.88)	(2.59)	(2.50)	(2.18)	(1.24)
Net asset value, end of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Total Return A, B	(3.23)%	18.99%	8.72%	36.29%	16.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742	$ 4,565,482
Ratio of expenses to average net assets	.27%	.32%	.33%	.39%	.65%
Ratio of expenses to average net assets after expense reductions	.25% D	.31% D	.33%	.38% D	.65%
Ratio of net investment income to average net assets	.85%	1.55%	1.71%	2.20%	2.40%
Portfolio turnover	145%	36%	27%	32%	42%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Financial Highlights - Class N

Years ended September 30,	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.01)	.08
Net realized and unrealized gain (loss)	(.74)	(1.39) G
Total from investment operations	(.75)	(1.31)
Less Distributions
From net investment income	(.36)	-
From net realized gain	(3.44)	-
Total distributions	(3.80)	-
Net asset value, end of period	$ 21.90	$ 26.45
Total Return B, C	(3.98)%	(4.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,081	$ 256
Ratio of expenses to average net assets	1.14%	1.18% A
Ratio of expenses to average net assets after expense reductions	1.12% E	1.17% A, E
Ratio of net investment income (loss) to average net assets	(.02)%	.68% A
Portfolio turnover	145%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

G The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2000

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.4%
Ship Building & Repair - 0.4%
General Dynamics Corp.	367,600	$ 23,089,875
BASIC INDUSTRIES - 0.5%
Iron & Steel - 0.1%
Bethlehem Steel Corp. (a)	2,000,000	6,000,000
Metals & Mining - 0.4%
Martin Marietta Materials, Inc.	625,000	23,925,000
TOTAL BASIC INDUSTRIES		29,925,000
CONSTRUCTION & REAL ESTATE - 1.1%
Building Materials - 0.2%
Florida Rock Industries, Inc.	375,700	14,816,669
Construction - 0.5%
D.R. Horton, Inc.	600,000	10,312,500
Lennar Corp.	700,000	20,781,250
		31,093,750
Real Estate Investment Trusts - 0.4%
Pinnacle Holdings, Inc. (a)	900,500	23,975,813
TOTAL CONSTRUCTION & REAL ESTATE		69,886,232
DURABLES - 0.2%
Consumer Electronics - 0.2%
Sony Corp.	100,000	10,093,750
ENERGY - 6.5%
Energy Services - 2.2%
BJ Services Co. (a)	300,000	18,337,500
Halliburton Co.	700,000	34,256,250
Nabors Industries, Inc. (a)	600,000	31,440,000
Noble Drilling Corp. (a)	900,000	45,225,000
Weatherford International, Inc.	300,000	12,900,000
		142,158,750
Oil & Gas - 4.3%
BP Amoco PLC sponsored ADR	307,812	16,314,036
Cabot Oil & Gas Corp. Class A	775,600	15,802,850
Cooper Cameron Corp. (a)	165,000	12,158,438
Exxon Mobil Corp.	1,949,766	173,772,895
Grant Prideco, Inc. (a)	349,500	7,667,156
Royal Dutch Petroleum Co. (NY Shares)	700,000	41,956,250
		267,671,625
TOTAL ENERGY		409,830,375
FINANCE - 13.6%
Banks - 1.4%
Bank of New York Co., Inc.	625,040	35,041,305
Bank One Corp.	1,400,000	54,075,000
		89,116,305

	Shares	Value (Note 1)
Credit & Other Finance - 2.4%
American Express Co.	1,600,000	$ 97,200,000
Citigroup, Inc.	999,933	54,058,878
		151,258,878
Federal Sponsored Credit - 6.1%
Fannie Mae	3,250,000	232,375,000
Freddie Mac	2,765,000	149,482,813
		381,857,813
Insurance - 2.6%
AFLAC, Inc.	320,200	20,512,813
AMBAC Financial Group, Inc.	300,000	21,975,000
American International Group, Inc.	1,282,981	122,765,244
		165,253,057
Securities Industry - 1.1%
Bear Stearns Companies, Inc.	175,000	11,025,000
Daiwa Securities Group, Inc.	2,377,000	27,841,905
Nikko Securities Co. Ltd.	3,114,000	27,636,497
		66,503,402
TOTAL FINANCE		853,989,455
HEALTH - 12.1%
Drugs & Pharmaceuticals - 10.8%
Amgen, Inc. (a)	335,200	23,406,388
Bristol-Myers Squibb Co.	3,000,872	171,424,813
Decode Genetics, Inc.	250,100	6,424,444
Eli Lilly & Co.	1,500,000	121,687,500
Genentech, Inc. (a)	275,000	51,064,063
Geneva Proteomics (f)	255,000	1,402,500
Human Genome Sciences, Inc. (a)	225,000	38,953,125
Immunex Corp. (a)	825,000	35,887,500
Pfizer, Inc.	1,624,975	73,022,314
Schering-Plough Corp.	2,163,000	100,579,500
Vertex Pharmaceuticals, Inc. (a)	200,000	16,900,000
Watson Pharmaceuticals, Inc. (a)	500,000	32,437,500
		673,189,647
Medical Equipment & Supplies - 1.3%
Biomet, Inc.	915,325	32,036,375
Cardinal Health, Inc.	569,954	50,262,818
		82,299,193
TOTAL HEALTH		755,488,840
INDUSTRIAL MACHINERY & EQUIPMENT - 7.6%
Electrical Equipment - 6.4%
Alcatel SA sponsored ADR	685,000	43,069,375
Furukawa Electric Co. Ltd.	300,000	8,278,635
General Electric Co.	6,032,000	347,970,990
		399,319,000
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Industrial Machinery & Equipment - 1.2%
Caterpillar, Inc.	1,125,000	$ 37,968,750
Tyco International Ltd.	700,000	36,312,500
		74,281,250
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		473,600,250
MEDIA & LEISURE - 5.6%
Broadcasting - 2.0%
AT&T Corp. - Liberty Media Group Class A (a)	699,984	12,599,712
Clear Channel Communications, Inc. (a)	500,000	28,250,000
Grupo Televisa SA de CV sponsored GDR	650,000	37,496,875
Infinity Broadcasting Corp. Class A (a)	1,150,000	37,950,000
Radio One, Inc. Class D (non-vtg.) (a)	129,700	916,006
Time Warner, Inc.	129,962	10,169,527
		127,382,120
Entertainment - 2.5%
MGM Mirage, Inc.	700,000	26,731,250
Viacom, Inc. Class B (non-vtg.) (a)	2,201,030	128,760,255
		155,491,505
Publishing - 1.1%
McGraw-Hill Companies, Inc.	1,050,000	66,740,625
TOTAL MEDIA & LEISURE		349,614,250
NONDURABLES - 5.4%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	1,550,000	65,584,375
The Coca-Cola Co.	1,250,000	68,906,250
		134,490,625
Foods - 1.1%
Keebler Foods Co.	300,000	12,600,000
Quaker Oats Co.	700,000	55,387,500
		67,987,500
Tobacco - 2.2%
Philip Morris Companies, Inc.	3,000,000	88,312,500
RJ Reynolds Tobacco Holdings, Inc.	550,000	17,737,500
UST, Inc.	1,250,000	28,593,750
		134,643,750
TOTAL NONDURABLES		337,121,875
PRECIOUS METALS - 0.2%
Homestake Mining Co.	2,866,600	14,870,488
RETAIL & WHOLESALE - 2.6%
Apparel Stores - 0.4%
Abercrombie & Fitch Co. Class A (a)	1,500,000	28,593,750

	Shares	Value (Note 1)
General Merchandise Stores - 0.9%
Kohls Corp. (a)	200,000	$ 11,537,500
Wal-Mart Stores, Inc.	950,800	45,757,250
		57,294,750
Retail & Wholesale, Miscellaneous - 1.3%
eToys, Inc. (a)	100,000	534,375
Home Depot, Inc.	1,474,950	78,264,534
		78,798,909
TOTAL RETAIL & WHOLESALE		164,687,409
SERVICES - 0.3%
Advertising - 0.3%
Omnicom Group, Inc.	300,000	21,881,250
TECHNOLOGY - 34.8%
Communications Equipment - 5.5%
Ciena Corp. (a)	120,000	14,737,500
Cisco Systems, Inc. (a)	4,915,000	271,553,750
Nokia AB sponsored ADR	1,250,000	49,765,625
Telefonaktiebolaget LM Ericsson sponsored ADR	575,000	8,517,188
		344,574,063
Computer Services & Software - 16.1%
Aether Systems, Inc.	330,000	34,815,000
Affymetrix, Inc. (a)	250,000	12,468,750
Amazon.com, Inc. (a)	600,000	23,062,500
Ariba, Inc. (a)	840,000	120,343,125
BEA Systems, Inc. (a)	678,100	52,807,038
BMC Software, Inc. (a)	350,000	6,693,750
Cadence Design Systems, Inc. (a)	1,690,600	43,427,288
Computer Associates International, Inc.	950,000	23,928,125
i2 Technologies, Inc. (a)	555,000	103,819,688
Internap Network Services Corp.	894,100	28,890,606
Interwoven, Inc.	185,000	20,916,563
Intuit, Inc. (a)	771,800	43,992,600
J.D. Edwards & Co. (a)	250,000	6,468,750
Microsoft Corp. (a)	3,600,000	217,125,000
NaviSite, Inc.	60,400	1,627,025
Oracle Corp. (a)	425,000	33,468,750
Phone.com, Inc. (a)	220,000	24,997,500
Software.com, Inc. (a)	277,400	50,330,763
VERITAS Software Corp. (a)	895,700	127,189,400
Vignette Corp. (a)	773,300	23,102,338
Yahoo!, Inc. (a)	75,000	6,825,000
		1,006,299,559
Computers & Office Equipment - 11.3%
Apple Computer, Inc. (a)	376,400	9,692,300
Comdisco, Inc.	347,700	6,628,031
Dell Computer Corp. (a)	4,175,000	128,642,188
EMC Corp. (a)	1,800,000	178,425,000
Hutchinson Technology, Inc. (a)	600,000	12,637,500
Common Stocks - continued
	Shares	Value (Note 1)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Ingram Micro, Inc. Class A (a)	2,500,000	$ 34,375,000
International Business Machines Corp.	252,000	28,350,000
Juniper Networks, Inc. (a)	365,000	79,912,188
Lexmark International Group, Inc. Class A (a)	1,625,000	60,937,500
Maxtor Corp. (a)	2,280,000	23,940,000
Network Appliance, Inc. (a)	50,000	6,368,750
Sun Microsystems, Inc. (a)	1,030,600	120,322,550
Western Digital Corp. (a)	2,750,000	16,156,250
		706,387,257
Electronics - 1.9%
Analog Devices, Inc. (a)	250,000	20,640,625
Flextronics International Ltd. (a)	124,941	10,260,780
Intel Corp.	127,000	5,278,438
Micron Technology, Inc. (a)	150,000	6,900,000
Mitsubishi Electric Corp.	2,000,000	16,548,026
Sanmina Corp. (a)	185,000	17,320,625
Solectron Corp. (a)	239,984	11,069,262
Texas Instruments, Inc.	675,000	31,851,563
		119,869,319
TOTAL TECHNOLOGY		2,177,130,198
UTILITIES - 4.2%
Cellular - 2.2%
AT&T Corp. - Wireless Group	300,000	6,262,500
China Mobile (Hong Kong) Ltd. (a)	2,000,000	12,974,999
SBA Communications Corp. Class A (a)	844,800	35,428,800
Sprint Corp. - PCS Group Series 1 (a)	850,000	29,803,125
Tritel, Inc. Class A	480,600	6,878,588
Vodafone Group PLC sponsored ADR	821,300	30,388,100
VoiceStream Wireless Corp. (a)	149,100	17,304,919
		139,041,031
Electric Utility - 0.9%
AES Corp. (a)	800,000	54,800,000
Gas - 0.7%
Dynegy, Inc. Class A	847,404	48,302,028
Telephone Services - 0.4%
Metromedia Fiber Network, Inc. Class A (a)	350,000	8,509,375
Telefonos de Mexico SA de CV Series L sponsored ADR	300,000	15,956,250
TeraBeam Networks (f)	19,200	72,000
		24,537,625
TOTAL UTILITIES		266,680,684
TOTAL COMMON STOCKS (Cost $4,390,611,639)		5,957,889,931
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies (f) (Cost $465,480)	27,000	$ 465,480
Corporate Bonds - 0.7%
Moody's Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.6%
FINANCE - 0.2%
Credit & Other Finance - 0.2%
Elan Finance Corp. Ltd. liquid yield option notes 0% 12/14/18 (e)	Baa3	$ 19,620,000	15,892,200
MEDIA & LEISURE - 0.4%
Broadcasting - 0.4%
Liberty Media Corp.:
3.75% 2/15/30 (e)	Baa3	16,020,000	12,375,450
4% 11/15/29 (e)	Baa3	4,330,000	4,102,675
4% 11/15/29	Baa3	6,100,000	5,779,750
			22,257,875
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (e)	-	1,525,000	1,830,000
TOTAL CONVERTIBLE BONDS			39,980,075
Nonconvertible Bonds - 0.1%
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Amazon.com, Inc. 0% 5/1/08 (d)	Caa1	$ 5,000,000	2,700,000
TOTAL CORPORATE BONDS (Cost $42,332,242)			42,680,075
Cash Equivalents - 5.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 6.60% (c) (Cost $313,772,402)	313,772,402	$ 313,772,402

TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,747,181,763)		6,314,807,888
NET OTHER ASSETS - (0.8)%		(52,639,758)
NET ASSETS - 100%		$ 6,262,168,130
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,200,325 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies	9/19/00	$ 465,480
Geneva Proteomics	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,669,363,277 and $6,575,975,224, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,939,980 or 0.0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $60,589,779. The fund received cash collateral of $64,627,700 which was invested in cash equivalents.

Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $4,712,779,460. Net unrealized appreciation aggregated $1,602,028,428, of which $1,904,224,307 related to appreciated investment securities and $302,195,879 related to depreciated investment securities.

The fund hereby designates approximately $523,066,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

September 30, 2000
Assets
Investment in securities, at value (cost $4,747,181,763) - See accompanying schedule		$ 6,314,807,888
Receivable for investments sold		84,498,306
Receivable for fund shares sold		256,197
Dividends receivable		3,957,253
Interest receivable		1,744,768
Other receivables		18,696
Total assets		6,405,283,108
Liabilities
Payable to custodian bank	$ 370,404
Payable for investments purchased	73,191,983
Payable for fund shares redeemed	1,377,093
Accrued management fee	3,056,306
Distribution fees payable	3,900
Other payables and accrued expenses	487,592
Collateral on securities loaned, at value	64,627,700
Total liabilities		$ 143,114,978
Net Assets		$ 6,262,168,130
Net Assets consist of:
Paid in capital		$ 4,165,044,830
Undistributed net investment income		25,557,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		503,953,512
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,567,611,814
Net Assets		$ 6,262,168,130
Class O: Net Asset Value, offering price and redemption price per share ($6,242,943,393 ÷ 386,947,219 shares)		$16.13
Class N: Net Asset Value, offering price and redemption price per share ($19,224,737 ÷ 1,206,213 shares)		$15.94

Statement of Operations

	Year ended September 30, 2000
Investment Income Dividends		$ 39,271,585
Interest		16,046,182
Security lending		1,132,017
Total income		56,449,784
Expenses
Management fee Basic fee	$ 34,983,993
Performance adjustment	(1,567,750)
Transfer agent fees	312,921
Distribution fees	22,690
Accounting and security lending fees	815,421
Non-interested trustees' compensation	29,135
Custodian fees and expenses	330,760
Registration fees	163,536
Audit	47,019
Legal	15,944
Miscellaneous	71,892
Total expenses before reductions	35,225,561
Expense reductions	(1,266,665)	33,958,896
Net investment income		22,490,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	532,244,815
Foreign currency transactions	129,392	532,374,207
Change in net unrealized appreciation (depreciation) on:
Investment securities	508,094,592
Assets and liabilities in foreign currencies	(16,396)	508,078,196
Net gain (loss)		1,040,452,403
Net increase (decrease) in net assets resulting from operations		$ 1,062,943,291

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2000	Year ended September 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,490,888	$ 40,217,501
Net realized gain (loss)	532,374,207	514,603,714
Change in net unrealized appreciation (depreciation)	508,078,196	644,423,653
Net increase (decrease) in net assets resulting from operations	1,062,943,291	1,199,244,868
Distributions to shareholders From net investment income	(39,217,077)	(34,149,944)
From net realized gain	(509,476,717)	(864,396,346)
Total distributions	(548,693,794)	(898,546,290)
Share transactions - net increase (decrease)	520,091,432	957,719,512
Total increase (decrease) in net assets	1,034,340,929	1,258,418,090
Net Assets
Beginning of period	5,227,827,201	3,969,409,111
End of period (including undistributed net investment income of $25,557,974 and $39,810,345, respectively)	$ 6,262,168,130	$ 5,227,827,201

Financial Highlights - Class O

Years ended September 30,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 14.07	$ 14.40	$ 11.61	$ 10.57
Income from Investment Operations
Net investment income	.06 C	.12 C	.18 C	.27 C	.24
Net realized and unrealized gain (loss)	2.85	3.73	.71	3.52	1.34
Total from investment operations	2.91	3.85	.89	3.79	1.58
Less Distributions
From net investment income	(.11)	(.12)	(.25)	(.25)	(.22)
From net realized gain	(1.43)	(3.04)	(.97)	(.75)	(.32)
Total distributions	(1.54)	(3.16)	(1.22)	(1.00)	(.54)
Net asset value, end of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Total Return A, B	20.25%	30.06%	6.64%	34.72%	15.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144	$ 2,538,407
Ratio of expenses to average net assets	.58%	.48%	.48%	.54%	.78%
Ratio of expenses to average net assets after expense reductions	.56% D	.47% D	.48%	.53% D	.78%
Ratio of net investment income to average net assets	.37%	.79%	1.23%	2.11%	2.38%
Portfolio turnover	113%	77%	106%	35%	37%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

E Per-share data have been adjusted for a 3 for 1 share split paid June 21, 1996.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Financial Highlights - Class N

Year ended September 30,	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.08)	.00
Net realized and unrealized gain (loss)	2.83	(.63) G
Total from investment operations	2.75	(.63)
Less Distributions
From net investment income	(.10)	-
From net realized gain	(1.43)	-
Total distributions	(1.53)	-
Net asset value, end of period	$ 15.94	$ 14.72
Total Return B, C	19.13%	(4.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,225	$ 1,524
Ratio of expenses to average net assets	1.45%	1.35% A
Ratio of expenses to average net assets after expense reductions	1.43% E	1.33% A, E
Ratio of net investment income (loss) to average net assets	(.51)%	(.07)% A
Portfolio turnover	113%	77%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

G The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of class shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2000

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution and transfer agent expenses, and expense reductions. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period for the funds. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of .25% and .55%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999 each fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the funds.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as sub-adviser for the funds. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

Paid to FDC
Destiny I	$ 3,366
Destiny II	$ 22,690

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 418,885.01
Class N	8,504.63
	$ 427,389
Destiny II	Amount	% of Average Net Assets
Class O	$ 255,580.00
Class N	57,341.63
	$ 312,921

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Institutional Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $333,734 and $253,138, respectively for the period.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. Bank Borrowings.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I, the average daily loan balance during the period for which the loan was outstanding amounted to $6,895,000. The weighted average interest rate was 5.90%. For Destiny II, there were no loans during the period.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $1,585,969 and $1,247,764 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each fund's custodian fees were reduced by $8,272 and $4,681 for Destiny I and Destiny II, respectively under the custodian arrangement. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I

Transfer Agent Credits
Class O	$ 23,904

Destiny II

Transfer Agent Credits
Class O	$ 14,220

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I

Years ended September 30,
	2000	1999 A
From net investment income
Class O	$ 114,852,495	$ 105,484,207
Class N	6,070	-
Total	$ 114,858,565	$ 105,484,207
From net realized gain
Class O	$ 897,856,524	$ 544,915,685
Class N	55,890	-
Total	$ 897,912,414	$ 544,915,685
	$ 1,012,770,979	$ 650,399,892

Destiny II

Years ended September 30,
	2000	1999 A
From net investment income
Class O	$ 39,189,835	$ 34,149,944
Class N	27,242	-
Total	$ 39,217,077	$ 34,149,944
From net realized gain
Class O	$ 509,166,630	$ 864,396,346
Class N	310,087	-
Total	$ 509,476,717	$ 864,396,346
Total Distributions	$ 548,693,794	$ 898,546,290

A Distributions for Destiny I: Class N and Destiny II: Class N are for the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Destiny I

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2000	1999 A	2000	1999 A

Class O Shares sold	10,121,533	9,223,182	$ 247,091,425	$ 248,764,091
Reinvestment of distributions	36,918,705	22,671,053	880,880,397	575,618,075
Shares redeemed	(32,842,158)	(21,478,357)	(776,372,755)	(584,597,461)
Net increase (decrease)	14,198,080	10,415,878	$ 351,599,067	$ 239,784,705
Class N Shares sold	135,884	9,786	$ 3,103,245	$ 272,403
Reinvestment of distributions	2,602	-	59,465	-
Shares redeemed	(7,425)	(114)	(167,281)	(3,198)
Net increase (decrease)	131,061	9,672	$ 2,995,429	$ 269,205

Destiny II

	Shares		Dollars
	Year ended September 30,	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2000	1999 A	2000	1999 A

Class O Shares sold	45,411,519	42,363,720	$ 716,733,769	$ 629,670,010
Reinvestment of distributions	34,359,293	66,407,354	527,413,256	875,248,918
Shares redeemed	(46,803,164)	(36,859,021)	(741,499,830)	(548,780,811)
Net increase (decrease)	32,967,648	71,912,053	$ 502,647,195	$ 956,138,117
Class N Shares sold	1,137,584	105,039	$ 18,003,674	$ 1,603,569
Reinvestment of distributions	22,042	-	336,797	-
Shares redeemed	(56,991)	(1,461)	(896,234)	(22,174)
Net increase (decrease)	1,102,635	103,578	$ 17,444,237	$ 1,581,395

A Share transactions for Destiny I: Class N and Destiny II: Class N are for the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

Annual Report

Independent Auditors' Report

To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities of Destiny I and Destiny II, (funds of Fidelity Destiny Portfolios), including the portfolios of investments, as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I and Destiny II as of September 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2000

Annual Report

Distributions

The funds hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 22.60% and 9.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax for Destiny I and Destiny II, respectively.

A total of 48%, 100%, 56% and 100% of the dividends distributed by Destiny I: Class O, Destiny II: Class O, Destiny I: Class N and Destiny II: Class N, respectively during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen Firestone, Vice President (Destiny I)
Adam Hetnarski, Vice President (Destiny II)
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Michael Cook
Marie L. Knowles

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

* Independent trustees

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